United States

Securities and Exchange Commission

Washington, D.C. 20549

Form N-CSR

Certified Shareholder Report of Registered Management Investment Companies

811-6061

(Investment Company Act File Number)

Federated Index Trust

______________________________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds

4000 Ericsson Drive

Warrendale, PA 15086-7561

(Address of Principal Executive Offices)

(412) 288-1900

(Registrant's Telephone Number)

John W. McGonigle, Esquire

Federated Investors Tower

1001 Liberty Avenue

Pittsburgh, Pennsylvania 15222-3779

(Name and Address of Agent for Service)

(Notices should be sent to the Agent for Service)

Date of Fiscal Year End: 10/31/15

Date of Reporting Period: Six months ended 04/30/15

Item 1. Reports to Stockholders

Semi-Annual Shareholder Report
April 30, 2015
Share Class	Ticker
Institutional	FMCRX
Service	FMDCX

Federated Mid-Cap Index Fund

A Portfolio of Federated Index Trust

Not FDIC Insured • May Lose Value • No Bank Guarantee

Portfolio of Investments Summary Table (unaudited)
At April 30, 2015, the Fund's sector composition1 for its equity securities investments was as follows:
Sector	Percentage of Total Net Assets
Financials	22.5%
Information Technology	16.3%
Industrials	15.4%
Consumer Discretionary	13.3%
Health Care	8.1%
Materials	7.3%
Energy	4.9%
Utilities	4.4%
Consumer Staples	3.7%
Telecommunication Services	0.2%
Securities Lending Collateral[2]	3.9%
Cash Equivalents[3]	3.7%
Derivative Contracts[4,5]	(0.0)%
Other Assets and Liabilities—Net[6]	(3.7)%
TOTAL[7]	100.0%
1	Except for Securities Lending Collateral, Cash Equivalents, Derivative Contracts and Other Assets and Liabilities, sector classifications are based upon, and individual portfolio securities are assigned to, the classifications of the Global Industry Classification Standard (GICS), except that the Manager assigns a classification to securities not classified by the GICS and to securities for which the Manager does not have access to the classification made by the GICS.
2	Cash collateral received from lending portfolio securities which is invested in short-term investments such as repurchase agreements or money market mutual funds.
3	Cash Equivalents include any investments in money market mutual funds and/or overnight repurchase agreements (other than those representing Securities Lending Collateral).
4	Based upon net unrealized appreciation (depreciation) or value of the derivative contracts, as applicable. Derivative contracts may consist of futures, forwards, options and swaps. The impact of a derivative contract on the Fund's performance may be larger than its unrealized appreciation (depreciation) may indicate. In many cases, the notional value or amount of a derivative contract may provide a better indication of the contract's significance to the portfolio. More complete information regarding the Fund's direct investments in derivative contracts, including unrealized appreciation (depreciation) and notional values or amounts of such contracts, can be found in the table at the end of the Portfolio of Investments included in this Report.
5	Represents less than 0.1%.
6	Assets, other than investments in securities and derivative contracts, less liabilities. See Statement of Assets and Liabilities.
7	The Fund purchases index futures contracts to efficiently manage cash flows resulting from shareholder purchases and redemptions, dividend and capital gain payments to shareholders and corporate actions while maintaining exposure to the Standard & Poor's MidCap 400 Index (S&P 400) and minimizing trading costs. Taking into consideration these open index futures contracts, the Fund's effective total exposure to the S&P 400 is effectively 100.1%.
Semi-Annual Shareholder Report
1

Portfolio of Investments
April 30, 2015 (unaudited)
Shares			Value
		COMMON STOCKS—96.1%[1]
		Consumer Discretionary—13.3%
38,534	[2]	AMC Networks, Inc.	$2,907,005
25,309		Aaron's, Inc.	860,506
48,465		Abercrombie & Fitch Co., Class A	1,089,493
45,303		Advance Auto Parts, Inc.	6,478,329
109,075		American Eagle Outfitters, Inc.	1,735,383
29,554	[2]	Ann, Inc.	1,118,914
64,504	[2]	Apollo Education Group, Inc.	1,082,700
90,322	[2]	Ascena Retail Group, Inc.	1,353,927
43,978		Big Lots, Inc.	2,004,077
39,529		Brinker International, Inc.	2,188,721
58,664		Brunswick Corp.	2,935,547
14,665	[2]	Buffalo Wild Wings, Inc.	2,336,135
47,131		CST Brands, Inc.	1,965,834
21,069	[2]	Cabela's, Inc., Class A	1,111,179
32,077		Carter's, Inc.	3,203,209
27,091		Cheesecake Factory, Inc.	1,358,072
125,554		Chicos Fas, Inc.	2,116,840
63,067		Cinemark Holdings, Inc.	2,688,546
108,634		Dana Holding Corp.	2,343,235
22,515	[2]	Deckers Outdoor Corp.	1,666,110
50,726		DeVry Education Group, Inc.	1,533,954
63,460		Dick's Sporting Goods, Inc.	3,443,340
33,986		Domino's Pizza, Inc.	3,665,390
25,968	[2,3]	Dreamworks Animation SKG, Inc.	676,726
61,377		Dunkin' Brands Group, Inc.	3,198,355
97,711		Foot Locker, Inc.	5,808,919
184,995		Gentex Corp.	3,209,663
2,746		Graham Holdings, Co.	2,808,966
45,540		Guess ?, Inc.	833,837
18,925		HSN, Inc.	1,181,299
20,830		International Speedway Corp., Class A	757,379
122,579	[2]	Jarden Corp.	6,273,593
20,425		KB HOME	295,958
83,333	[2]	Kate Spade & Co.	2,724,989
195,520	[2]	LKQ Corp.	5,292,726
Semi-Annual Shareholder Report
2

Shares			Value
		COMMON STOCKS—continued[1]
		Consumer Discretionary—continued
15,245	[2]	Life time Fitness, Inc.	$1,090,018
92,202	[2]	Live Nation Entertainment, Inc.	2,310,582
5,178		M.D.C. Holdings, Inc.	138,978
21,117		Meredith Corp.	1,098,929
25,635	[2,3]	Murphy USA, Inc.	1,674,735
2,496	[2]	NVR, Inc.	3,310,919
90,267		New York Times Co., Class A	1,208,675
364,689	[2]	Office Depot, Inc.	3,362,433
16,665	[2]	Panera Bread Co.	3,041,029
205,102	[2,3]	Penney (J.C.) Co., Inc.	1,702,347
37,896	[3]	Polaris Industries, Inc.	5,190,236
14,468		Rent-A-Center, Inc.	428,253
123,694		Service Corp. International	3,423,850
46,296		Signet Jewelers Ltd.	6,209,683
26,173		Sothebys Holdings, Inc., Class A	1,117,849
38,315	[2]	Tempur Sealy International, Inc.	2,333,767
163,975		The Wendy's Co.	1,659,427
28,812		Thor Industries, Inc.	1,733,618
70,620		Time, Inc.	1,612,255
103,230	[2]	Toll Brothers, Inc.	3,668,794
32,827		Tupperware Brands Corp.	2,194,813
42,523	[2]	Vista Outdoor, Inc.	1,860,806
37,698		Wiley (John) & Sons, Inc., Class A	2,144,262
52,555		Williams-Sonoma, Inc.	3,864,369
		TOTAL	140,629,483
		Consumer Staples—3.7%
287,667		Avon Products, Inc.	2,350,239
80,899		Church and Dwight, Inc.	6,566,572
26,539		Dean Foods Co.	431,259
38,322		Energizer Holdings, Inc.	5,235,552
111,123		Flowers Foods, Inc.	2,482,488
62,338	[2]	Hain Celestial Group, Inc.	3,755,241
51,517		Ingredion, Inc.	4,090,450
11,089		Lancaster Colony Corp.	994,240
21,917	[2]	Post Holdings, Inc.	1,028,784
128,199	[2]	SUPERVALU, Inc.	1,126,869
5,317	[2]	The Boston Beer Co., Inc., Class A	1,317,552
28,400	[3]	Tootsie Roll Industries, Inc.	879,832
Semi-Annual Shareholder Report
3

Shares			Value
		COMMON STOCKS—continued[1]
		Consumer Staples—continued
25,689	[2]	TreeHouse Foods, Inc.	$2,087,488
30,069	[2]	United Natural Foods, Inc.	2,028,455
107,250	[2]	WhiteWave Foods Company, Class A	4,715,782
		TOTAL	39,090,803
		Energy—4.9%
41,554		Atwood Oceanics, Inc.	1,387,073
255,264		California Resources Corp.	2,373,955
236,060	[3]	Denbury Resources, Inc.	2,079,689
54,747	[2]	Dresser-Rand Group, Inc.	4,525,934
25,908	[2]	Dril-Quip, Inc.	2,065,386
47,544		Energen Corp.	3,383,706
49,491	[2]	Gulfport Energy Corp.	2,422,090
69,631	[2]	Helix Energy Solutions Group, Inc.	1,147,519
125,853		HollyFrontier Corp.	4,880,579
190,120		Nabors Industries Ltd.	3,175,004
64,617		Oceaneering International, Inc.	3,561,043
45,513	[2]	Oil States International, Inc.	2,165,964
97,887		Patterson-UTI Energy, Inc.	2,187,774
82,498	[3]	Peabody Energy Corp.	390,216
21,176	[2]	Rosetta Resources, Inc.	483,448
50,935		Rowan Companies PLC	1,079,313
44,721		SM Energy Co.	2,592,476
115,947		Superior Energy Services, Inc.	2,956,648
34,362		Tidewater, Inc.	951,484
33,092	[2]	Unit Corp.	1,152,925
137,708	[2]	WPX Energy, Inc.	1,893,485
46,520		Western Refining, Inc.	2,049,206
47,196		World Fuel Services Corp.	2,619,378
		TOTAL	51,524,295
		Financials—22.5%
31,143		Alexander and Baldwin, Inc.	1,260,669
44,259		Alexandria Real Estate Equities, Inc.	4,088,646
9,851	[2]	Alleghany Corp.	4,664,646
72,042		American Campus Communities, Inc.	2,891,766
47,703		American Financial Group, Inc., Ohio	3,014,830
50,205		Aspen Insurance Holdings Ltd.	2,346,080
87,920		Associated Banc Corp.	1,653,775
54,469		Bancorpsouth, Inc.	1,318,694
Semi-Annual Shareholder Report
4

Shares			Value
		COMMON STOCKS—continued[1]
		Financials—continued
25,757		Bank of Hawaii Corp.	$1,555,465
61,260		Berkley, W. R. Corp.	3,001,127
131,252		BioMed Realty Trust, Inc.	2,723,479
70,854		Brown & Brown	2,263,785
54,563		CBOE Holdings, Inc.	3,070,260
126,261		CNO Financial Group, Inc.	2,146,437
55,869		Camden Property Trust	4,194,645
50,453		Cathay Bancorp, Inc.	1,441,947
29,081		City National Corp.	2,710,349
49,719		Commerce Bancshares, Inc.	2,123,498
76,016	[2]	Communications Sales & Leasing, Inc.	2,286,549
54,718		Corporate Office Properties Trust	1,444,008
70,915	[3]	Corrections Corp. of America	2,608,963
27,016		Cullen Frost Bankers, Inc.	1,970,547
85,860		Douglas Emmett, Inc.	2,447,010
240,687		Duke Realty Corp.	4,768,009
102,991		East West Bancorp, Inc.	4,180,405
62,108		Eaton Vance Corp.	2,551,397
44,879		Equity One, Inc.	1,105,370
27,757		Everest Re Group Ltd.	4,966,005
77,287		Extra Space Storage, Inc.	5,095,532
42,475		Federal Realty Investment Trust	5,677,633
60,574	[3,4]	Federated Investors, Inc.	2,083,746
64,843		First American Financial Corp.	2,255,888
183,669	[3]	First Horizon National Corp.	2,617,283
234,382		First Niagara Financial Group, Inc.	2,131,704
76,878		FirstMerit Corp.	1,489,127
104,210	[3]	Fulton Financial Corp.	1,267,194
92,712		Gallagher (Arthur J.) & Co.	4,434,415
58,891		HCC Insurance Holdings, Inc.	3,354,431
54,200		Hancock Holding Co.	1,577,762
26,407		Hanover Insurance Group, Inc.	1,810,728
56,137		Highwoods Properties, Inc.	2,416,136
34,858		Home Properties, Inc.	2,564,154
91,961		Hospitality Properties Trust	2,766,187
32,214		International Bancshares Corp.	836,920
99,086		Janus Capital Group, Inc.	1,773,639
31,349		Jones Lang LaSalle, Inc.	5,205,815
Semi-Annual Shareholder Report
5

Shares			Value
		COMMON STOCKS—continued[1]
		Financials—continued
18,216		Kemper Corp.	$686,197
61,120		Kilroy Realty Corp.	4,338,909
51,145		Lamar Advertising Co., Class A	2,964,364
69,087		LaSalle Hotel Properties	2,534,802
96,500		Liberty Property Trust	3,362,060
79,519		MSCI, Inc., Class A	4,865,768
58,030		Mack-Cali Realty Corp.	1,041,638
21,056		Mercury General Corp.	1,156,817
54,049		Mid-American Apartment Communities, Inc.	4,032,596
70,559		National Retail Properties, Inc.	2,709,466
247,426		New York Community Bancorp, Inc.	4,253,253
116,596		Old Republic International Corp.	1,782,753
96,709		Omega Healthcare Investors	3,490,228
58,645		PacWest Bancorp	2,644,889
12,566		Potlatch Corp.	463,811
34,937		Primerica, Inc.	1,614,788
39,896		Prosperity Bancshares, Inc.	2,128,053
81,725		Raymond James Financial, Inc.	4,619,914
65,489		Rayonier, Inc.	1,675,864
57,665		Regency Centers Corp.	3,620,209
48,844		Reinsurance Group of America, Inc.	4,475,087
28,051		RenaissanceRe Holdings Ltd.	2,874,947
93,695		SEI Investments Co.	4,278,114
210,450	[2]	SLM Holding Corp.	2,144,485
124,511		Senior Housing Properties Trust	2,548,740
35,601	[2]	Signature Bank	4,773,738
28,041		StanCorp Financial Group, Inc.	2,021,195
43,547	[2]	Stifel Financial Corp.	2,301,023
32,272	[2]	SVB Financial Group	4,284,431
104,322		Synovus Financial Corp.	2,885,547
109,995		TCF Financial Corp.	1,722,522
62,264		Tanger Factory Outlet Centers, Inc.	2,090,825
33,362		Taubman Centers, Inc.	2,402,398
38,145		Trustmark Corp.	907,851
159,712		UDR, Inc.	5,233,762
142,248		Umpqua Holdings Corp.	2,419,638
59,308		Urban Edge Properties	1,342,140
127,946		Valley National Bancorp	1,206,531
Semi-Annual Shareholder Report
6

Shares			Value
		COMMON STOCKS—continued[1]
		Financials—continued
147,446		WP Glimcher, Inc.	$2,211,690
54,659		Waddell & Reed Financial, Inc., Class A	2,695,782
37,936		Washington Federal, Inc.	819,418
59,797		Webster Financial Corp. Waterbury	2,142,526
73,731		Weingarten Realty Investors	2,415,428
		TOTAL	238,340,852
		Health Care—8.1%
47,255	[2,3]	Akorn, Inc.	1,967,698
47,466	[2]	Align Technology, Inc.	2,792,899
115,282	[2]	Allscripts Healthcare Solutions, Inc.	1,533,251
13,755	[2,3]	Bio Rad Laboratories, Inc., Class A	1,849,360
23,004		Bio-Techne Corp.	2,207,464
82,073	[2]	Centene Corp.	5,087,705
28,531	[2]	Charles River Laboratories International, Inc.	1,973,204
75,351	[2]	Community Health Systems, Inc.	4,044,842
29,815		Cooper Cos., Inc.	5,309,157
61,701	[2]	HMS Holdings Corp.	1,049,534
18,515	[2]	Halyard Health, Inc.	897,607
56,837	[2]	Health Net, Inc.	2,992,468
33,719		Hill-Rom Holdings, Inc.	1,683,927
168,898	[2]	Hologic, Inc.	5,698,619
30,053	[2]	IDEXX Laboratories, Inc.	3,767,745
26,429	[2]	LifePoint Hospitals, Inc.	1,979,004
58,989	[2]	MEDNAX, Inc.	4,175,241
17,748	[2]	Mettler Toledo International, Inc.	5,626,293
59,746		Omnicare, Inc.	5,256,453
24,482		Owens & Minor, Inc.	825,533
81,163	[3]	ResMed, Inc.	5,189,562
33,774	[2]	Sirona Dental Systems, Inc.	3,132,539
35,945		Steris Corp.	2,390,343
25,198		Teleflex, Inc.	3,098,346
21,238	[2]	Thoratec Laboratories Corp.	851,856
28,757	[2,3]	United Therapeutics Corp.	4,592,205
61,293	[2]	VCA, Inc.	3,124,104
26,526	[2]	Wellcare Health Plans, Inc.	2,053,908
		TOTAL	85,150,867
		Industrials—15.4%
114,944	[2,3]	AECOM	3,627,633
Semi-Annual Shareholder Report
7

Shares			Value
		COMMON STOCKS—continued[1]
		Industrials—continued
39,640	[3]	AGCO Corp.	$2,041,856
27,427		Acuity Brands, Inc. Holding Company	4,578,938
90,152	[3]	Alaska Air Group, Inc.	5,775,137
58,286		B/E Aerospace, Inc.	3,484,920
29,988		CLARCOR, Inc.	1,949,220
39,859		Carlisle Cos., Inc.	3,846,393
24,581	[2]	Clean Harbors, Inc.	1,358,100
38,498		Con-way, Inc.	1,582,268
85,443	[2]	Copart, Inc.	3,039,207
22,379		Corporate Executive Board Co.	1,876,031
32,367		Crane Co.	1,977,947
29,827		Deluxe Corp.	1,931,298
82,599		Donaldson Co., Inc.	3,086,725
131,173	[3]	Donnelley (R.R.) & Sons Co.	2,442,441
18,655	[2]	Esterline Technologies Corp.	2,076,115
116,442		Exelis, Inc.	2,855,158
26,256	[2]	FTI Consulting, Inc.	1,079,384
102,088		Fortune Brands Home & Security, Inc.	4,553,125
19,093		GATX Corp.	1,038,659
33,245	[2,3]	Genesee & Wyoming, Inc., Class A	3,090,123
37,470		Graco, Inc.	2,683,601
25,767		Granite Construction, Inc.	894,373
37,591		HNI Corp.	1,753,244
56,548		Harsco Corp.	909,292
34,794		Hubbell, Inc., Class B	3,786,631
52,033		Hunt (J.B.) Transportation Services, Inc.	4,537,278
34,047		Huntington Ingalls Industries, Inc.	4,480,245
47,842		IDEX Corp.	3,588,628
59,840		ITT Corp.	2,372,656
158,866	[2,3]	Jet Blue Airways Corp.	3,261,519
98,342		KBR, Inc.	1,718,035
46,059	[2]	KLX, Inc.	1,930,333
52,907		Kennametal, Inc.	1,873,437
36,413	[2]	Kirby Corp.	2,859,513
29,695		Landstar System, Inc.	1,850,295
24,901		Lennox International, Inc.	2,638,510
50,410		Lincoln Electric Holdings	3,370,413
21,868		MSA Safety, Inc.	1,000,242
Semi-Annual Shareholder Report
8

Shares			Value
		COMMON STOCKS—continued[1]
		Industrials—continued
24,804		MSC Industrial Direct Co.	$1,762,572
43,185		Manpower Group, Inc.	3,684,976
36,149		Miller Herman, Inc.	990,844
41,754	[2,3]	NOW, Inc.	997,921
34,691		Nordson Corp.	2,763,138
41,400	[2]	Old Dominion Freight Lines, Inc.	2,944,782
30,531	[2]	Orbital ATK, Inc.	2,233,648
38,235	[3]	OshKosh Truck Corp.	2,058,572
34,639		Regal Beloit Corp.	2,708,770
60,511		Rollins, Inc.	1,500,673
27,002		SPX Corp.	2,079,154
55,281		Smith (A.O.) Corp.	3,532,456
27,231	[2]	Teledyne Technologies, Inc.	2,858,438
70,754		Terex Corp.	1,942,905
49,029		Timken Co.	1,926,349
42,981		Towers Watson & Company	5,454,504
100,951		Trinity Industries, Inc.	2,734,763
40,502		Triumph Group, Inc.	2,399,338
10,889	[3]	Valmont Industries, Inc.	1,372,232
66,038		Wabtec Corp.	6,210,874
75,828		Waste Connections, Inc.	3,595,005
16,340		Watsco, Inc.	1,965,539
13,211		Werner Enterprises, Inc.	354,980
36,618		Woodward Governor Co.	1,722,877
		TOTAL	162,594,233
		Information Technology—16.3%
46,881	[2,3]	3D Systems Corp.	1,176,244
77,717	[2]	ACI WorldWide, Inc.	1,789,823
51,834	[2]	AOL, Inc.	2,068,177
53,892	[2]	Acxiom Corp.	940,954
433,821	[2,3]	Advanced Micro Devices, Inc.	980,435
40,038		Advent Software, Inc.	1,738,050
57,697	[2]	Ansys, Inc.	4,952,710
86,405	[2]	Arris Group, Inc.	2,909,688
61,821	[2]	Arrow Electronics, Inc.	3,691,332
266,927		Atmel Corp.	2,023,307
88,038		Avnet, Inc.	3,753,060
25,594		Belden, Inc.	2,148,616
Semi-Annual Shareholder Report
9

Shares			Value
		COMMON STOCKS—continued[1]
		Information Technology—continued
74,089		Broadridge Financial Solutions	$3,994,879
103,325		CDK Global, Inc.	4,951,334
73,139	[2]	CIENA Corp.	1,557,861
178,269	[2]	Cadence Design Systems, Inc.	3,324,717
53,739		Cognex Corp.	2,412,344
14,985	[2]	Commvault Systems, Inc.	685,564
66,872		Convergys Corp.	1,516,657
71,770	[2]	CoreLogic, Inc.	2,806,925
56,306	[2,3]	Cree, Inc.	1,783,774
193,138	[2]	Cypress Semiconductor Corp.	2,572,598
13,127		DST Systems, Inc.	1,510,655
25,531		Diebold, Inc.	887,713
27,634		FEI Co.	2,085,262
23,729		FactSet Research Systems	3,734,707
18,565		Fair Isaac & Co., Inc.	1,642,260
68,145	[2]	Fairchild Semiconductor International, Inc., Class A	1,237,854
86,284	[2]	Fortinet, Inc.	3,256,358
53,774	[2]	Gartner Group, Inc., Class A	4,462,167
36,595		Global Payments, Inc.	3,669,747
49,933		Henry Jack & Associates, Inc.	3,321,044
22,079	[2]	IPG Photonics Corp.	1,955,758
71,187	[2]	Informatica Corp.	3,421,959
75,912	[2]	Ingram Micro, Inc., Class A	1,909,946
118,129	[2]	Integrated Device Technology, Inc.	2,148,766
33,043		InterDigital, Inc.	1,808,113
75,147		Intersil Holding Corp.	1,003,212
26,924	[2]	Itron, Inc.	965,495
147,074	[2]	JDS Uniphase Corp.	1,861,957
124,900		Jabil Circuit, Inc.	2,812,748
107,626	[2]	Keysight Technologies, Inc.	3,601,166
28,819	[2,3]	Knowles Corp.	552,460
41,429		Leidos Holdings, Inc.	1,725,104
40,553		Lexmark International, Inc.	1,800,148
40,782		Maximus, Inc.	2,610,456
39,987		Mentor Graphics Corp.	956,889
109,514	[2]	NCR Corp.	3,005,064
60,505		National Instruments Corp.	1,730,443
54,226	[2,3]	Neustar, Inc., Class A	1,626,780
Semi-Annual Shareholder Report
10

Shares			Value
		COMMON STOCKS—continued[1]
		Information Technology—continued
75,151	[2]	PTC, Inc.	$2,881,289
25,157		Plantronics, Inc.	1,340,113
122,883	[2]	Polycom, Inc.	1,603,623
92,082	[2]	Qorvo, Inc.	6,069,125
83,476	[2]	Rackspace Hosting, Inc.	4,499,356
62,537	[2]	Rovi Corporation	1,157,560
34,334		Science Applications International Corp.	1,720,133
60,349	[2]	Semtech Corp.	1,405,528
26,652	[2]	Silicon Laboratories, Inc.	1,377,109
42,472	[2]	Solarwinds, Inc.	2,071,784
44,263		Solera Holdings, Inc.	2,147,641
137,003	[2]	SunEdison, Inc.	3,468,916
94,437	[2]	Synopsys, Inc.	4,427,207
15,024	[2]	Tech Data Corp.	846,903
141,105		Teradyne, Inc.	2,575,166
14,956	[2]	The Ultimate Sortware Group, Inc.	2,485,986
167,115	[2]	Trimble Navigation Ltd.	4,249,734
25,317	[2]	Tyler Technologies, Inc.	3,087,408
69,380	[2]	Verifone Systems, Inc.	2,481,723
92,936		Vishay Intertechnology, Inc.	1,178,428
24,830	[2,3]	WEX, Inc.	2,798,589
38,049	[2]	Zebra Technologies Co., Class A	3,503,552
		TOTAL	172,460,153
		Materials—7.3%
72,542		Albemarle Corp.	4,330,757
40,831		Aptargroup, Inc.	2,534,380
44,208		Ashland, Inc	5,586,123
59,072		Bemis Co., Inc.	2,658,240
42,470		Cabot Corp.	1,815,168
19,166		Carpenter Technology Corp.	828,930
37,987		Commercial Metals Corp.	630,584
20,122		Compass Minerals International, Inc.	1,777,376
43,168		Cytec Industries, Inc.	2,386,759
42,400		Domtar Corp.	1,832,528
32,915		Eagle Materials, Inc.	2,744,782
8,298		Greif, Inc., Class A	338,226
81,178	[2,3]	Louisiana-Pacific Corp.	1,237,153
29,240		Minerals Technologies, Inc.	1,980,425
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Shares			Value
		COMMON STOCKS—continued[1]
		Materials—continued
6,428		Newmarket Corp.	$2,872,673
52,364		Olin Corp.	1,546,309
63,196		Packaging Corp. of America	4,372,531
57,397		Polyone Corp.	2,241,353
81,958		RPM International, Inc.	3,896,283
50,584		Reliance Steel & Aluminum Co.	3,273,797
95,788		Rock-Tenn Co., Class A	6,032,728
48,838		Royal Gold, Inc.	3,151,516
26,409		Scotts Co.	1,703,645
28,287		Sensient Technologies Corp.	1,848,838
24,410		Silgan Holdings, Inc.	1,314,967
61,033		Sonoco Products Co.	2,727,565
178,135		Steel Dynamics, Inc.	3,942,128
27,523		TimkenSteel Corporation	803,396
110,646	[3]	United States Steel Corp.	2,657,717
48,223		Valspar Corp.	3,910,885
12,468		Worthington Industries, Inc.	337,010
		TOTAL	77,314,772
		Telecommunication Services—0.2%
63,239		Telephone and Data System, Inc.	1,689,114
63,347	[2,3]	Windstream Holdings, Inc.	739,886
		TOTAL	2,429,000
		Utilities—4.4%
68,114		Alliant Energy Corp.	4,118,853
107,328		Aqua America, Inc.	2,878,537
61,516		Atmos Energy Corp.	3,321,864
17,842		Black Hills Corp.	879,432
47,528		Cleco Corp.	2,583,147
77,489		Great Plains Energy, Inc.	2,028,662
61,445		Hawaiian Electric Industries, Inc.	1,923,228
29,940		Idacorp, Inc.	1,806,280
97,996		MDU Resources Group, Inc.	2,184,331
53,861		National Fuel Gas Co.	3,471,341
128,720		OGE Energy Corp.	4,206,570
30,336		ONE Gas, Inc.	1,273,202
46,464		PNM Resources, Inc.	1,290,770
132,305		Questar Corp.	3,101,229
124,385		UGI Corp.	4,329,842
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Shares			Value
		COMMON STOCKS—continued[1]
		Utilities—continued
49,592		Vectren Corp.	$2,140,887
29,399		WGL Holdings, Inc.	1,617,239
80,418		Westar Energy, Inc.	3,027,738
		TOTAL	46,183,152
		TOTAL COMMON STOCKS (IDENTIFIED COST $628,707,596)	1,015,717,610
		INVESTMENT COMPANIES—7.6%
40,790,918	[4,5,6]	Money Market Management, Institutional Shares, 0.13%	40,790,918
39,577,465	[4,5]	Federated Prime Value Obligations Fund, Institutional Shares, 0.10%	39,577,465
		TOTAL INVESTMENT COMPANIES (AT NET ASSET VALUE)	80,368,383
		TOTAL INVESTMENTS—103.7% (IDENTIFIED COST $709,075,979)[7]	1,096,085,993
		OTHER ASSETS AND LIABILITIES - NET—(3.7)%[8]	(39,219,862)
		TOTAL NET ASSETS—100%	$1,056,866,131
At April 30, 2015, the Fund had the following outstanding futures contracts:1
Description	Number of Contracts	Notional Value	Expiration Date	Unrealized Depreciation
2S&P Midcap 400 Emini Long Futures	273	$40,854,450	June 2015	$(163,352)
Unrealized Depreciation on Futures Contracts is included in “Other Assets and
Liabilities—Net.”
1	The Fund purchases index futures contracts to efficiently manage cash flows resulting from shareholder purchases and redemptions, dividend and capital gain payments to shareholders and corporate actions while maintaining exposure to the S&P MidCap 400 Index and minimizing trading costs. The underlying notional value, of open index futures contracts is $40,854,450 at April 30, 2015, which represents 3.9% of total net assets. Taking into consideration these open index futures contracts, the Fund's effective total exposure to the S&P MidCap 400 Index is 100.1%.
2	Non-income-producing security.
3	All or a portion of these securities are temporarily on loan to unaffiliated broker/dealers.
4	Affiliated holding.
5	7-day net yield.
6	All or a portion of this security is held as collateral for securities lending.
7	Also represents cost for federal tax purposes.
8	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of total net assets at April 30, 2015.
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Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
As of April 30, 2015, all investments of the Fund utilized Level 1 inputs in valuing the Fund's assets carried at fair value.
See Notes which are an integral part of the Financial Statements
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Financial Highlights–Institutional Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 4/30/2015	Year Ended October 31,		Period Ended 10/31/2012[1]
		2014	2013
Net Asset Value, Beginning of Period	$29.32	$27.33	$22.40	$20.25
Income From Investment Operations:
Net investment income	0.15[2]	0.32	0.30[2]	0.16
Net realized and unrealized gain on investments and futures contracts	1.58	2.76	6.80	2.17
TOTAL FROM INVESTMENT OPERATIONS	1.73	3.08	7.10	2.33
Less Distributions:
Distributions from net investment income	(0.20)	(0.31)	(0.32)	(0.18)
Distributions from net realized gain on investments and futures contracts	(2.63)	(0.78)	(1.85)	—
TOTAL DISTRIBUTIONS	(2.83)	(1.09)	(2.17)	(0.18)
Net Asset Value, End of Period	$28.22	$29.32	$27.33	$22.40
Total Return[3]	6.31%	11.61%	33.47%	11.51%
Ratios to Average Net Assets:
Net expenses	0.30%[4]	0.29%	0.29%	0.29%[4]
Net investment income	1.08%[4]	1.14%	1.20%	1.17%[4]
Expense waiver/reimbursement[5]	0.10%[4]	0.11%	0.16%	0.22%[4]
Supplemental Data:
Net assets, end of period (000 omitted)	$148,492	$138,394	$105,147	$37,696
Portfolio turnover	19%	37%	27%	18%[6]
1	Reflects operations for the period from January 4, 2012 (date of initial investment) to October 31, 2012.
2	Per share numbers have been calculated using the average shares method.
3	Based on net asset value. Total returns for periods of less than one year are not annualized.
4	Computed on an annualized basis.
5	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
6	Portfolio turnover is calculated at the Fund level. Percentage indicated was calculated for the period from November 1, 2011 to October 31, 2012.
See Notes which are an integral part of the Financial Statements
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15

Financial Highlights–Service Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 4/30/2015	Year Ended October 31,
		2014	2013	2012	2011	2010
Net Asset Value, Beginning of Period	$29.33	$27.35	$22.41	$21.19	$20.17	$16.01
Income From Investment Operations:
Net investment income	0.12[1]	0.25	0.26[1]	0.19	0.15	0.16
Net realized and unrealized gain on investments and futures contracts	1.57	2.75	6.79	2.16	1.45	4.16
TOTAL FROM INVESTMENT OPERATIONS	1.69	3.00	7.05	2.35	1.60	4.32
Less Distributions:
Distributions from net investment income	(0.16)	(0.24)	(0.26)	(0.19)	(0.15)	(0.16)
Distributions from net realized gain on investments and futures contracts	(2.63)	(0.78)	(1.85)	(0.94)	(0.43)	—
TOTAL DISTRIBUTIONS	(2.79)	(1.02)	(2.11)	(1.13)	(0.58)	(0.16)
Net Asset Value, End of Period	$28.23	$29.33	$27.35	$22.41	$21.19	$20.17
Total Return[2]	6.18%	11.29%	33.18%	11.59%	7.95%	27.07%[3]
Ratios to Average Net Assets:
Net expenses	0.55%[4]	0.54%	0.54%	0.54%	0.54%	0.54%
Net investment income	0.85%[4]	0.89%	1.05%	0.88%	0.69%	0.88%
Expense waiver/reimbursement[5]	0.10%[4]	0.11%	0.17%	0.20%	0.19%	0.19%
Supplemental Data:
Net assets, end of period (000 omitted)	$908,374	$902,685	$902,823	$923,634	$926,540	$883,235
Portfolio turnover	19%	27%	27%	18%	8%	12%
1	Per share numbers have been calculated using the average shares method.
2	Based on net asset value. Total returns for periods of less than one year are not annualized.
3	During the year, the Fund received a regulatory settlement from an unaffiliated third party, which had an impact of 0.06% on the total return.
4	Computed on an annualized basis.
5	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
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16

Statement of Assets and Liabilities
April 30, 2015 (unaudited)
Assets:
Total investment in securities, at value including $40,337,805 of securities loaned and $82,452,129 of investment in affiliated holdings (Note 5) (identified cost $709,075,979)		$1,096,085,993
Restricted cash (Note 2)		1,549,305
Income receivable		404,984
Receivable for investments sold		32,948
Receivable for shares sold		1,091,966
TOTAL ASSETS		1,099,165,196
Liabilities:
Payable for investments purchased	$107,702
Payable for shares redeemed	966,074
Payable for daily variation margin	162,465
Payable for collateral due to broker for securities lending	40,790,918
Payable for other service fees (Notes 2 and 5)	189,517
Accrued expenses (Note 5)	82,389
TOTAL LIABILITIES		42,299,065
Net assets for 37,435,618 shares outstanding		$1,056,866,131
Net Assets Consist of:
Paid-in capital		$610,732,164
Net unrealized appreciation of investments and futures contracts		386,846,662
Accumulated net realized gain on investments and futures contracts		59,966,625
Distributions in excess of net investment income		(679,320)
TOTAL NET ASSETS		$1,056,866,131
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Institutional Shares:
Net asset value per share ($148,491,806 ÷ 5,261,654 shares outstanding), no par value, unlimited shares authorized		$28.22
Offering price per share		$28.22
Redemption proceeds per share		$28.22
Service Shares:
Net asset value per share ($908,374,325 ÷ 32,173,964 shares outstanding), no par value, unlimited shares authorized		$28.23
Offering price per share		$28.23
Redemption proceeds per share		$28.23
See Notes which are an integral part of the Financial Statements
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17

Statement of Operations
Six Months Ended April 30, 2015 (unaudited)
Investment Income:
Dividends (including $72,658 received from affiliated holdings (Note 5))			$7,027,317
Interest income on securities loaned			223,729
TOTAL INCOME			7,251,046
Expenses:
Management fee (Note 5)		$1,562,477
Custodian fees		32,741
Transfer agent fee		323,114
Directors'/Trustees' fees (Note 5)		5,863
Auditing fees		11,802
Legal fees		31,915
Portfolio accounting fees		67,617
Other service fees (Notes 2 and 5)		1,101,551
Share registration costs		19,923
Printing and postage		19,591
Miscellaneous (Note 5)		13,069
TOTAL EXPENSES		3,189,663
Waiver/reimbursement of management fee (Note 5)	$(517,468)
Net expenses			2,672,195
Net investment income			4,578,851
Realized and Unrealized Gain (Loss) on Investments and Futures Contracts:
Net realized gain on investments			64,563,813
Net realized gain on futures contracts			2,158,803
Net change in unrealized appreciation of investments			(8,256,138)
Net change in unrealized depreciation of futures contracts			(122,829)
Net realized and unrealized gain on investments and futures contracts			58,343,649
Change in net assets resulting from operations			$62,922,500
See Notes which are an integral part of the Financial Statements
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Statement of Changes in Net Assets
	Six Months Ended (unaudited) 4/30/2015	Year Ended 10/31/2014
Increase (Decrease) in Net Assets
Operations:
Net investment income	$4,578,851	$9,541,720
Net realized gain on investments and futures contracts	66,722,616	94,946,865
Net change in unrealized appreciation/depreciation of investments and futures contracts	(8,378,967)	6,402,002
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	62,922,500	110,890,587
Distributions to Shareholders:
Distributions from net investment income
Institutional Shares	(1,018,916)	(1,269,360)
Service Shares	(5,328,793)	(7,684,928)
Distributions from net realized gain on investments and futures contracts
Institutional Shares	(12,441,780)	(2,915,762)
Service Shares	(79,674,343)	(25,608,734)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(98,463,832)	(37,478,784)
Share Transactions:
Proceeds from sale of shares	124,059,391	217,424,897
Net asset value of shares issued to shareholders in payment of distributions declared	96,499,518	36,536,613
Cost of shares redeemed	(169,230,658)	(294,263,974)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	51,328,251	(40,302,464)
Change in net assets	15,786,919	33,109,339
Net Assets:
Beginning of period	1,041,079,212	1,007,969,873
End of period (including undistributed (distributions in excess of) net investment income of $(679,320) and $1,089,538, respectively)	$1,056,866,131	$1,041,079,212
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
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Notes to Financial Statements
April 30, 2015 (unaudited)
1. ORGANIZATION
Federated Index Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of two portfolios. The financial statements included herein are only those of Federated Mid-Cap Index Fund (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers two classes of shares: Institutional Shares and Service Shares. The investment objective of the Fund is to provide investment results generally corresponding to the aggregate price and dividend performance of the publicly traded common stocks that comprise the mid-level stock capitalization sector of the U.S. equity market. This group of stocks is known as the S&P MidCap 400 Index.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■	Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Fund's Board of Trustees (the “Trustees”).
■	Fixed-income securities and repurchase agreements acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium), unless the issuer's creditworthiness is impaired or other factors indicate that amortized cost is not an accurate estimate of the investment's fair value, in which case it would be valued in the same manner as a longer-term security.
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
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If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, or if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share.
Fair Valuation and Significant Events Procedures
The Trustees have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Trustees have appointed a valuation committee (“Valuation Committee”) comprised of officers of the Fund, Federated Equity Management Company of Pennsylvania (“Manager”) and certain of the Manager's affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Manager based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
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The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Manager determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■	With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■	Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.
The Trustees have adopted procedures whereby the Valuation Committee uses a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Manager determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Trustees. The Trustees have ultimate responsibility for any fair valuations made in response to a significant event.
Repurchase Agreements
The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.
The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.
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The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund's Manager and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.
Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Foreign dividends are recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date. Distributions of net investment income are declared daily and paid quarterly. Non-cash dividends included in dividend income, if any, are recorded at fair value. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that Institutional Shares and Service Shares may bear other service fees unique to those classes.
Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to difference in separate class expenses.
Other Service Fees
The Fund may pay other service fees up to 0.25% of the average daily net assets of the Fund's Institutional Shares and Service Shares to unaffiliated financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Financial intermediaries may include a company affiliated with management of Federated Investors, Inc. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for other service fees. For the six months ended April 30, 2015, other service fees for the Fund were as follows:
Other Service Fees Incurred
Service Shares	$1,101,551
For the six months ended April 30, 2015, the Fund's Institutional Shares did not incur other service fees.
Premium and Discount Amortization
All premiums and discounts on fixed-income securities are amortized/accreted using the effective-interest-rate method.
Federal Taxes
It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the six months ended April 30, 2015, the Fund did not have a liability for any uncertain tax positions. The Fund
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recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of April 30, 2015, tax years 2011 through 2014 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Futures Contracts
The Fund purchases stock index futures contracts to manage cash flows, maintain exposure to the S&P Mid Cap 400 Index and to potentially reduce transaction costs. Upon entering into a stock index futures contract with a broker, the Fund is required to deposit in a segregated account a specified amount of cash or U.S. government securities which is shown as Restricted Cash in the Statement of Assets and Liabilities. Futures contracts are valued daily and unrealized gains or losses are recorded in a “variation margin” account. Daily, the Fund receives from or pays to the broker a specified amount of cash based upon changes in the variation margin account. When a contract is closed, the Fund recognizes a realized gain or loss. Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with the changes in the value of the underlying securities. There is minimal counterparty risk to the Fund since futures are exchange traded and the exchange's clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.
Futures contracts outstanding at period end are listed after the Fund's Portfolio of Investments.
The average notional value of long futures contracts held by the Fund throughout the period was $35,902,267. This is based on amounts held as of each month-end throughout the six-month fiscal period.
Securities Lending
The Fund participates in a securities lending program providing for the lending of equity securities to qualified brokers. The Fund normally receives cash collateral for securities loaned that is invested in an affiliated money market fund or in short-term securities including repurchase agreements. Collateral is maintained at a minimum level of 100% of the market value of investments loaned, plus interest, if applicable. Earnings on collateral are allocated between the borrower of the security, the securities lending agent, as a fee for its services under the program and the Fund, according to agreed-upon rates.
The securities lending agreement permits the net settlement of all transactions and collateral with the Fund, through a single payment, in the event of default or termination. Amounts presented on the Portfolio of Investments and Statement of Assets and Liabilities are not net settlement amount but gross. As indicated below, the cash collateral received by the Fund exceeds the market value of the securities loaned reducing the net settlement amount to
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zero. The chart below identifies the amount of collateral received as well as the market value of securities on loan. Additionally, the securities lending agreement executed by the Fund includes an indemnification clause. This clause stipulates that the borrower will reimburse the Fund for any losses as a result of any failure of the borrower to return equivalent securities to the Fund.
As of April 30, 2015, securities subject to this type of arrangement and related collateral were as follows:
Market Value of Securities Loaned	Market Value of Collateral
$40,337,805	$40,790,918
Additional Disclosure Related to Derivative Instruments
Fair Value of Derivative Instruments
Liability
	Statement of Assets and Liabilities Location	Fair Value
Derivatives not accounted for as hedging instruments under ASC Topic 815
Equity contracts	Payable for daily variation margin	$163,352*
*	Includes cumulative depreciation of futures contracts as reported in the footnotes to the Portfolio of Investments. Only the current day's variation margin is reported within the Statement of Assets and Liabilities.
The Effect of Derivative Instruments on the Statement of Operations for the Six Months Ended April 30, 2015
Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Futures
Equity contracts	$2,158,803

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Futures
Equity contracts	$(122,829)
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated. The Fund applies Investment Company accounting and reporting guidance.
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25

3. SHARES OF BENEFICIAL INTEREST
The following tables summarize share activity:
	Six Months Ended 4/30/2015		Year Ended 10/31/2014
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	1,154,146	$31,783,943	1,973,080	$55,516,969
Shares issued to shareholders in payment of distributions declared	487,364	13,276,045	151,687	4,128,651
Shares redeemed	(1,100,543)	(30,218,837)	(1,250,773)	(35,250,793)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	540,967	$14,841,151	873,994	$24,394,827

	Six Months Ended 4/30/2015		Year Ended 10/31/2014
Service Shares:	Shares	Amount	Shares	Amount
Shares sold	3,282,673	$92,275,448	5,753,638	$161,907,928
Shares issued to shareholders in payment of distributions declared	3,055,033	83,223,473	1,195,337	32,407,962
Shares redeemed	(4,942,406)	(139,011,821)	(9,186,100)	(259,013,181)
NET CHANGE RESULTING FROM SERVICE SHARE TRANSACTIONS	1,395,300	$36,487,100	(2,237,125)	$(64,697,291)
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	1,936,367	$51,328,251	(1,363,131)	$(40,302,464)
4. FEDERAL TAX INFORMATION
At April 30, 2015, the cost of investments for federal tax purposes was $709,075,979. The net unrealized appreciation of investments for federal tax purposes excluding any unrealized depreciation resulting from futures contracts was $387,010,014. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $398,493,785 and net unrealized depreciation from investments for those securities having an excess of cost over value of $11,483,771.
5. MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Management Fee
The management agreement between the Fund and the Manager provides for an annual fee equal to 0.30% of the Fund's average daily net assets. Subject to the terms described in the Expense Limitation note, the Manager may voluntarily choose to waive any portion of its fee. For the six months ended April 30, 2015, the Manager voluntarily waived $479,181 of its fee.
Other Service Fees
For the six months ended April 30, 2015, FSSC received $6,280 of the other service fees disclosed in Note 2.
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26

Expense Limitation
The Manager and certain of its affiliates (which may include FSSC) on their own initiative have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Total annual fund operating expenses (as shown in the financial highlights, excluding expenses allocated from affiliated partnerships, extraordinary expenses and proxy-related expenses paid by the Fund, if any) paid by the Fund's Institutional Shares and Service Shares (after the voluntary waivers and/or reimbursements) will not exceed 0.30% and 0.55% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) January 1, 2016; or (b) the date of the Fund's next effective Prospectus. While the Manager and its applicable affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.
General
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Directors'/Trustees' fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Manager which in due course are reimbursed by the Fund. Such expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
Transactions Involving Affiliated Holdings
Affiliated holdings are either: (a) common shares of Federated Investors, Inc., the parent of the Manager; or (b) investment companies which are managed by the Manager or an affiliate of the Manager. The Manager has agreed to reimburse the Fund for certain investment management fees as a result of transactions in other affiliated investment companies. For the six months ended April 30, 2015, the Manager reimbursed $38,287. Transactions involving the affiliated holdings during the six months ended April 30, 2015, were as follows:
	Federated Investors, Inc.	Federated Money Market Management, Institutional Shares	Federated Prime Value Obligations Fund, Institutional Shares	Total of Affiliated Transactions
Balance of Shares Held 10/31/2014	60,574	79,836,757	21,113,042	101,010,373
Purchases/Additions	—	178,000,783	142,454,463	320,455,246
Sales/Reductions	—	(217,046,622)	(123,990,040)	(341,036,662)
Balance of Shares Held 4/30/2015	60,574	40,790,918	39,577,465	80,428,957
Value	$2,083,746	$40,790,918	$39,577,465	$82,452,129
Dividend Income	$30,287	$29,560	$12,811	$72,658
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27

6. Investment TRANSACTIONS
Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the six months ended April 30, 2015, were as follows:
Purchases	$192,412,097
Sales	$248,567,828
7. LINE OF CREDIT
The Fund participates in a $100,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate offered to the Fund by PNC Bank at the time of the borrowing. As of April 30, 2015, there were no outstanding loans. During the six months ended April 30, 2015, the Fund did not utilize the LOC.
8. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of April 30, 2015, there were no outstanding loans. During the six months ended April 30, 2015, the program was not utilized.
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Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or other service fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from November 1, 2014 to April 30, 2015.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
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Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.
	Beginning Account Value 11/1/2014	Ending Account Value 4/30/2015	Expenses Paid During Period[1]
Actual:
Institutional Shares	$1,000	$1,063.10	$1.53
Service Shares	$1,000	$1,061.80	$2.81
Hypothetical (assuming a 5% return before expenses):
Institutional Shares	$1,000	$1,023.31	$1.51
Service Shares	$1,000	$1,022.07	$2.76
1	Expenses are equal to the Fund's annualized net expense ratios, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half-year period). The annualized net expense ratios are as follows:

Institutional Shares	0.30%
Service Shares	0.55%
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30

Evaluation and Approval of Advisory Contract–May 2014
Federated mid-cap index fund (the “Fund”)
Following a review and recommendation of approval by the Fund's independent trustees, the Fund's Board reviewed and approved at its May 2014 meetings the Fund's investment advisory contract for an additional one-year term. The Board's decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements.
In this connection, the Federated Funds' Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below (the “Evaluation”). The Board considered that Evaluation, along with other information, in deciding to approve the advisory contract.
The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees, which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser to a fund and its shareholders, including the performance and expenses of the fund and of comparable funds; the Adviser's cost of providing the services, including the profitability to the Adviser of providing advisory services to a fund; the extent to which the Adviser may realize “economies of scale” as a fund grows larger and, if such economies exist, whether they have been shared with a fund and its shareholders or the family of funds; any “fall-out financial benefits” that accrue to the Adviser because of its relationship with a fund (including research services received from brokers that execute fund trades and any fees paid to affiliates of the Adviser for services rendered to a fund); comparative fee structures, including a comparison of fees paid to the Adviser with those paid by similar funds; and the extent of care, conscientiousness and independence with which the Board members perform their duties and their expertise, including whether they are fully informed about all facts the Board deems relevant to its consideration of the Adviser's services and fees. The Board noted that SEC disclosure requirements regarding the basis for the Board's approval of the Fund's advisory contract generally track the factors listed above. Consistent with these judicial decisions and SEC disclosure requirements, the Board also considered management fees charged to
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institutional and other clients of the Adviser for what might be viewed as like services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.
The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel. Throughout the year, and in connection with its May meetings, the Board requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's Evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional substantial information in connection with the May meeting at which the Board's formal review of the advisory contract occurred. At this May meeting, senior management of the Adviser also met with the independent trustees and their counsel to discuss the materials presented and any other matters thought relevant by the Adviser or the trustees. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the advisory contract included review of the Senior Officer's Evaluation, accompanying data and additional information covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders; the entrepreneurial risk assumed by the Adviser in sponsoring the funds; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in
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the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.
While mindful that courts have cautioned against giving such comparisons too much weight, the Board has found the use of comparisons of the Fund's fees and expenses to other mutual funds with comparable investment programs to be relevant. In this regard, the Board was presented with, and considered, information regarding the contractual advisory fee rates, net advisory fee rates and total expense ratios relative to a fund's peers. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because it is believed that they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a relevant indicator of what consumers have found to be reasonable in the precise marketplace in which the Fund competes.
The Board reviewed the contractual advisory fee rate, net advisory fee rate where partially waived and other expenses of the Fund and noted the position of the Fund's fee rates relative to its peers. In this regard, the Board noted that the contractual advisory fee rate was above the median of the relevant peer group, but the Board noted the applicable waivers and reimbursements and that the overall expense structure of the Fund remained competitive. The Board will continue to monitor advisory fees and other expenses borne by the Fund in the context of the other factors considered relevant by the Board.
By contrast, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts and sub-adviser services). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes and portfolio management techniques made necessary by different cash flows and different associated costs; and the time spent by portfolio managers and their teams, funds financial services, legal, compliance and risk management in reviewing securities pricing, addressing different administrative responsibilities, addressing different degrees of risk associated with management and a variety of different costs. The Senior Officer did not consider these fee schedules to be determinative in judging the appropriateness of mutual fund advisory fees.
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The Fund's ability to deliver competitive performance when compared to its peer group was also deemed to be relevant by the Board as a useful indicator of how the Adviser is executing the Fund's investment program, which in turn was one of the Board's considerations in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract.
The Senior Officer reviewed information compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups may be helpful, though not conclusive, in judging the reasonableness of proposed fees. The Board considered, in evaluating such comparisons, that in some cases individual funds may exhibit significant and unique differences in their objectives and management techniques when compared to other funds within an industry peer group.
For the periods covered by the Evaluation, the Fund's performance for the one-year period was above the median of the relevant peer group, and the Fund's performance fell below the median of the relevant peer group for the three-year and five-year periods. The Board discussed the Fund's performance with the Adviser and recognized the efforts being undertaken by the Adviser. The Board will continue to monitor these efforts and the performance of the Fund in the context of the other factors considered relevant by the Board.
The Board also received financial information about Federated, including information regarding the compensation and benefits Federated derived from its relationships with the Federated funds. This information covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The information also detailed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate. Moreover, the Board receives regular reporting as to the institution, adjustment or elimination of these voluntary waivers. In addition, following discussions regarding the Senior Officer's May 2013 recommendations, Federated made meaningful reductions to gross advisory fees for several funds. In this regard, the Senior Officer proposed, and the Board approved, a reduction of 10 basis points in the contractual advisory fee. This change more closely aligned the contractual fee with the net fee actually charged after the imposition of applicable voluntary waivers and was believed by both the Senior Officer and the Board to improve the market competitiveness of the Fund. At the Board meeting in May 2014, the Senior Officer proposed, and the Board approved, reductions in the contractual advisory fees of certain other funds.
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Federated furnished information, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, while these cost allocation reports apply consistent allocation processes, the inherent difficulties in allocating costs continues to cause the Senior Officer to question the precision of the process and to conclude that such reports may be unreliable, since a single change in an allocation estimate may dramatically alter the resulting estimate of cost and/or profitability of a fund and may produce unintended consequences. The allocation information, including the Senior Officer's view that fund-by-fund estimations may be unreliable, was considered in the analysis by the Board.
The Board and the Senior Officer also reviewed information compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer concluded that Federated's profit margins did not appear to be excessive.
The Senior Officer's Evaluation also discussed the notion of possible realization of “economies of scale” as a fund grows larger. The Board considered in this regard that the Adviser has made significant and long-term investments in areas that support all of the Federated family of funds, such as personnel and processes for the portfolio management, shareholder services, compliance, internal audit, and risk management functions; and systems technology; and that the benefits of these efforts (as well as any economies, should they exist) were likely to be enjoyed by the fund family as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer's Evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as the fund attains a certain size.
The Senior Officer noted that, subject to the comments and recommendations made within his Evaluation, his observations and the information accompanying the Evaluation supported a finding by the Board that the management fees for each of the funds were reasonable. Under these circumstances, no changes were recommended to, and no objection was raised to, the continuation of the Fund's advisory contract.
In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having
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invested in the Fund. The Board concluded that, in light of the factors discussed above, including the nature, quality and scope of the services provided to the Fund by the Adviser and its affiliates, continuation of the advisory contract was appropriate.
The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.
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Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available via the Proxy Voting Record (Form N-PX) link associated with the Fund and share class name at www.FederatedInvestors.com/FundInformation. Form N-PX filings are also available at the SEC's website at www.sec.gov.
Quarterly Portfolio Schedule
The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information via the link to the Fund and share class name at www.FederatedInvestors.com/FundInformation.
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Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.
This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.
IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY
In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “householding”), as permitted by applicable rules. The Fund's “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.
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Federated Mid-Cap Index Fund
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 31420E882
CUSIP 31420E205
3042108 (6/15)
Federated is a registered trademark of Federated Investors, Inc.
2015 ©Federated Investors, Inc.
Semi-Annual Shareholder Report
April 30, 2015
Share Class	Ticker
C	MXCCX
R	FMXKX
Institutional	FISPX
Service	FMXSX

Federated Max-Cap Index Fund

A Portfolio of Federated Index Trust

Not FDIC Insured • May Lose Value • No Bank Guarantee

Portfolio of Investments Summary Table (unaudited)
At April 30, 2015, the Fund's sector composition1 for its equity securities investments was as follows:
Sector	Percentage of Total Net Assets
Information Technology	19.1%
Financials	15.7%
Health Care	14.1%
Consumer Discretionary	12.1%
Industrials	10.1%
Consumer Staples	9.1%
Energy	8.3%
Materials	3.0%
Utilities	2.8%
Telecommunication Services	2.2%
Derivative Contracts[2]	0.0%
Securities Lending Collateral[3]	0.8%
Cash Equivalents[4]	3.3%
Other Assets and Liabilities—Net[5]	(0.6)%
TOTAL[6]	100%
1	Except for Derivative Contracts, Securities Lending Collateral, Cash Equivalents and Other Assets and Liabilities, sector classifications are based upon, and individual portfolio securities are assigned to, the classifications of the Global Industry Classification Standard (GICS) except that the Manager assigns a classification to securities not classified by the GICS and to securities for which the Manager does not have access to the classification made by the GICS.
2	Based upon net unrealized appreciation (depreciation) or value of the derivative contracts, as applicable. Derivative contracts may consist of futures, forwards, options and swaps. The impact of a derivative contract on the Fund's performance may be larger than its unrealized appreciation (depreciation) may indicate. In many cases, the notional value or notional principal amount of a derivative contract may provide a better indication of the contract's significance to the portfolio. More complete information regarding the Fund's direct investments in derivative contracts, including unrealized appreciation (depreciation) and notional values or amounts of such contracts, can be found in the table at the end of the Portfolio of Investments included in this Report.
3	Cash collateral received from lending portfolio securities which is invested in short-term investments such as repurchase agreements or money market mutual funds.
4	Cash Equivalents include any investments in money market mutual funds and/or overnight repurchase agreements other than those representing securities lending collateral.
5	Assets, other than investments in securities and derivative contracts, less liabilities. See Statement of Assets and Liabilities.
6	The Fund purchases index futures contracts to efficiently manage cash flows resulting from shareholder purchases and redemptions, dividend and capital gain payments to shareholders and corporate actions while maintaining exposure to the Standard & Poor's 500 Composite Stock Price (“S&P 500”) Index and minimizing trading costs. Taking into consideration these open index futures contracts, the Fund's effective total exposure to the S&P 500 Index is 100.8%.
Semi-Annual Shareholder Report

Portfolio of Investments
April 30, 2015 (unaudited)
Shares			Value
		COMMON STOCKS—96.5%[1]
		Consumer Discretionary—12.1%
12,139	[2]	Amazon.com, Inc.	$5,119,987
3,339	[2]	AutoNation, Inc.	205,515
1,111	[2,3]	AutoZone, Inc.	747,325
6,735	[2]	Bed Bath & Beyond, Inc.	474,548
16,461		Best Buy Co., Inc.	570,374
8,436		Block (H&R), Inc.	255,105
8,246		BorgWarner, Inc.	488,163
11,097		CBS Corp., Class B	689,457
23,422	[3]	Cablevision Systems Corp., Class A	467,972
2,217	[2]	CarMax, Inc.	151,000
15,713		Carnival Corp.	690,901
1,430	[2]	Chipotle Mexican Grill, Inc.	888,516
8,646		Coach, Inc.	330,364
80,469		Comcast Corp., Class A	4,647,889
1,090		D. R. Horton, Inc.	27,686
3,063		Darden Restaurants, Inc.	195,328
10,056		Delphi Automotive PLC	834,648
19,568	[2]	DirecTV	1,774,915
4,392	[2]	Discovery Communications, Inc., Class A	142,125
9,633	[2]	Discovery Communications, Inc., Class C	291,206
8,937	[2]	Dollar General Corp.	649,809
5,883	[2]	Dollar Tree, Inc.	449,520
6,300		Expedia, Inc.	593,649
6,802		Family Dollar Stores, Inc.	531,508
130,474		Ford Motor Co.	2,061,489
2,034	[2]	Fossil Group, Inc.	170,815
7,912		Gannett Co., Inc.	271,540
9,891		Gap (The), Inc.	392,079
3,010		Garmin Ltd.	136,022
35,703		General Motors Co.	1,251,747
4,863		Genuine Parts Co.	436,941
10,997		Goodyear Tire & Rubber Co.	311,930
11,124		Hanesbrands, Inc.	345,734
7,751		Harley Davidson, Inc.	435,684
1,817		Harman International Industries, Inc.	236,900
Semi-Annual Shareholder Report

Shares			Value
		COMMON STOCKS—continued[1]
		Consumer Discretionary—continued
4,558	[3]	Hasbro, Inc.	$322,661
41,740		Home Depot, Inc.	4,465,345
10,515		Interpublic Group Cos., Inc.	219,133
20,146		Johnson Controls, Inc.	1,014,956
5,693	[3]	Kohl's Corp.	407,903
11,067		L Brands, Inc.	988,947
10,866		Leggett and Platt, Inc.	461,479
35,172		Lowe's Cos., Inc.	2,421,944
10,335		Macy's, Inc.	667,951
5,946		Marriott International, Inc., Class A	475,977
13,341		Mattel, Inc.	375,683
30,200		McDonald's Corp.	2,915,810
2,000	[2]	Michael Kors Holdings Ltd.	123,720
1,659	[2]	Mohawk Industries, Inc.	287,837
1,817	[2]	NetFlix, Inc.	1,011,161
7,181		Newell Rubbermaid, Inc.	273,812
19,567	[2]	News Corp., Class A	308,767
21,835		Nike, Inc., Class B	2,158,171
3,780		Nordstrom, Inc.	285,617
2,984	[2]	O'Reilly Automotive, Inc.	650,005
8,668		Omnicom Group, Inc.	656,688
3,227		PVH Corp.	333,510
5,837		Pulte Group, Inc.	112,654
2,062		Ralph Lauren Corp.	275,091
6,080		Ross Stores, Inc.	601,190
1,812		Royal Caribbean Cruises, Ltd.	123,325
3,208		Scripps Networks Interactive	224,111
16,842		Staples, Inc.	274,861
54,148		Starbucks Corp.	2,684,658
6,215		Starwood Hotels & Resorts	534,179
22,095		TJX Cos., Inc.	1,426,011
24,102		Target Corp.	1,899,961
1,715	[2]	The Priceline Group, Inc.	2,122,844
175		Tiffany & Co.	15,309
8,625		Time Warner Cable, Inc.	1,341,360
26,022		Time Warner, Inc.	2,196,517
4,311		Tractor Supply Co.	371,005
127	[2]	TripAdvisor, Inc.	10,222
Semi-Annual Shareholder Report

Shares			Value
		COMMON STOCKS—continued[1]
		Consumer Discretionary—continued
59,662		Twenty-First Century Fox, Inc.	$2,033,281
4,617	[2]	Under Armour, Inc., Class A	358,048
14,980		V.F. Corp.	1,085,001
12,571		Viacom, Inc., Class B - New	873,056
47,374		Walt Disney Co.	5,150,501
4,031		Whirlpool Corp.	707,844
3,218		Wyndham Worldwide Corp.	274,817
2,292		Wynn Resorts Ltd.	254,572
13,134		Yum Brands, Inc.	1,128,999
		TOTAL	74,174,885
		Consumer Staples—9.1%
61,988		Altria Group, Inc.	3,102,499
19,062		Archer-Daniels-Midland Co.	931,751
5,077		Brown-Forman Corp., Class B	458,098
35,507		CVS Health Corp.	3,525,490
7,007		Campbell Soup Co.	313,283
3,665		Clorox Co.	388,856
7,494		Coca-Cola Enterprises, Inc.	332,809
27,972		Colgate-Palmolive Co.	1,881,956
11,931		ConAgra Foods, Inc.	431,306
2,841	[2]	Constellation Brands, Inc., Class A	329,386
13,716		Costco Wholesale Corp.	1,962,074
10,082		Dr. Pepper Snapple Group, Inc.	751,916
6,426		Estee Lauder Cos., Inc., Class A	522,369
20,487		General Mills, Inc.	1,133,751
1,795		Hershey Foods Corp.	164,996
5,377		Hormel Foods Corp.	292,240
12,274		Kimberly-Clark Corp.	1,346,335
9,061		Kellogg Co.	573,833
1,465		Keurig Green Mountain Coffee, Inc.	170,482
17,886		Kraft Foods Group, Inc.	1,515,838
14,977		Kroger Co.	1,032,065
15,972		Lorillard, Inc.	1,115,804
115		McCormick & Co., Inc.	8,659
6,934		Mead Johnson Nutrition Co.	665,109
9,180		Molson Coors Brewing Co., Class B	674,822
51,178		Mondelez International, Inc.	1,963,700
6,831	[2]	Monster Beverage Corp.	936,598
Semi-Annual Shareholder Report

Shares			Value
		COMMON STOCKS—continued[1]
		Consumer Staples—continued
46,901		PepsiCo, Inc.	$4,461,223
48,856		Philip Morris International, Inc.	4,078,010
85,905		Procter & Gamble Co.	6,830,307
9,028		Reynolds American, Inc.	661,752
3,392		Smucker (J.M.) Co.	393,201
11,232		Sysco Corp.	415,921
124,520		The Coca-Cola Co.	5,050,531
10,856		Tyson Foods, Inc., Class A	428,812
50,933		Wal-Mart Stores, Inc.	3,975,321
27,503		Walgreens Boots Alliance, Inc.	2,280,824
12,673		Whole Foods Market, Inc.	605,262
		TOTAL	55,707,189
		Energy—8.3%
15,508		Anadarko Petroleum Corp.	1,459,303
11,846		Apache Corp.	810,266
13,530		Baker Hughes, Inc.	926,264
8,513		CONSOL Energy, Inc.	276,502
12,251		Cabot Oil & Gas Corp., Class A	414,329
11,751	[2]	Cameron International Corp.	644,190
38,550	[3]	Chesapeake Energy Corp.	607,933
60,853		Chevron Corp.	6,758,334
86		Cimarex Energy Co.	10,698
39,291		ConocoPhillips	2,668,645
7,301		Devon Energy Corp.	498,001
20,897		EOG Resources, Inc.	2,067,758
1,090		EQT Corp.	98,035
18,767		Ensco PLC	511,964
135,203		Exxon Mobil Corp.	11,812,686
9,059	[2]	FMC Technologies, Inc.	399,502
20,109		Halliburton Co.	984,336
8,670		Hess Corp.	666,723
61,778		Kinder Morgan, Inc.	2,653,365
33,182		Marathon Oil Corp.	1,031,960
8,647		Marathon Petroleum Corp.	852,335
6,616		Murphy Oil Corp.	314,988
14,382	[3]	National-Oilwell, Inc.	782,525
3,329	[2]	Newfield Exploration Co.	130,630
25,824		Noble Corp. PLC	447,013
Semi-Annual Shareholder Report

Shares			Value
		COMMON STOCKS—continued[1]
		Energy—continued
13,646		Noble Energy, Inc.	$692,125
7,959		ONEOK, Inc.	382,828
24,217		Occidental Petroleum Corp.	1,939,782
13,602		Phillips 66	1,078,775
5,106		Pioneer Natural Resources, Inc.	882,215
6,562		Range Resources Corp.	417,081
40,794		Schlumberger Ltd.	3,859,520
14,990	[2]	Southwestern Energy Co.	420,170
21,480		Spectra Energy Corp.	800,130
7,189		Tesoro Petroleum Corp.	617,032
12,475	[3]	Transocean Ltd.	234,779
16,696		Valero Energy Corp.	950,002
20,345		Williams Companies, Inc.	1,041,460
		TOTAL	51,144,184
		Financials—15.7%
9,974		Ace, Ltd.	1,067,118
1,865	[2]	Affiliated Managers Group	421,732
9,373		Aflac, Inc.	590,874
17,551		Allstate Corp.	1,222,603
28,831		American Express Co.	2,232,961
44,162		American International Group, Inc.	2,485,879
16,683		American Tower Corp.	1,577,044
5,831		Ameriprise Financial, Inc.	730,508
9,122		Aon PLC	877,810
3,530		Apartment Investment & Management Co., Class A	133,187
3,175		Assurant, Inc.	195,135
3,894		Avalonbay Communities, Inc.	639,940
24,610		BB&T Corp.	942,317
340,557		Bank of America Corp.	5,425,073
58,355	[2]	Berkshire Hathaway, Inc., Class B	8,240,310
4,001		Blackrock, Inc.	1,456,124
2,811		Boston Properties, Inc.	371,923
9,966	[2]	CBRE Group, Inc.	382,096
9,572		CME Group, Inc.	870,191
18,421		Capital One Financial Corp.	1,489,338
7,490		Chubb Corp.	736,641
102,939		Citigroup, Inc.	5,488,707
7,020		Comerica, Inc.	332,818
Semi-Annual Shareholder Report

Shares			Value
		COMMON STOCKS—continued[1]
		Financials—continued
10,014		Crown Castle International Corp.	$836,469
19,401		Discover Financial Services	1,124,676
9,418	[2]	E*Trade Financial Corp.	271,144
15,383		Equity Residential Properties Trust	1,136,188
1,835		Essex Property Trust, Inc.	407,278
29,209		Fifth Third Bancorp	584,180
13,687		Franklin Resources, Inc.	705,702
18,207		General Growth Properties, Inc.	498,872
24,093	[2]	Genworth Financial, Inc., Class A	211,777
11,429		Goldman Sachs Group, Inc.	2,244,884
14,905		HCP, Inc.	600,522
20,461		Hartford Financial Services Group, Inc.	834,195
10,432		Health Care REIT, Inc.	751,313
38,254		Host Hotels & Resorts, Inc.	770,436
20,939		Huntington Bancshares, Inc.	227,398
13,308		Invesco Ltd.	551,217
3,541		IntercontinentalExchange, Inc.	795,061
120,516		JPMorgan Chase & Co.	7,623,842
31,535		KeyCorp	455,681
11,892		Kimco Realty Corp.	286,597
8,388		Legg Mason, Inc.	441,628
9,254		Lincoln National Corp.	522,758
2,314		Loews Corp.	96,355
4,731		M & T Bank Corp.	566,159
1,342		Macerich Co. (The)	109,722
22,430		Marsh & McLennan Cos., Inc.	1,259,669
11,527		McGraw Hill Financial, Inc.	1,202,266
37,002		MetLife, Inc.	1,897,833
6,279		Moody's Corp.	675,118
41,225		Morgan Stanley	1,538,105
2,613		NASDAQ OMX Group, Inc.	127,070
27,216		Navient Corp.	531,801
6,201		Northern Trust Corp.	453,603
19,821		PNC Financial Services Group	1,818,180
7,436		People's United Financial, Inc.	112,358
6,310		Plum Creek Timber Co., Inc.	266,282
9,940		Principal Financial Group	508,133
19,338		Progressive Corp. Ohio	515,551
Semi-Annual Shareholder Report

Shares			Value
		COMMON STOCKS—continued[1]
		Financials—continued
9,634		ProLogis, Inc.	$387,287
18,253		Prudential Financial	1,489,445
4,516		Public Storage	848,602
7,213		Realty Income Corp.	338,795
49,301		Regions Financial Corp.	484,629
2,707		SL Green Realty Corp.	331,229
38,616		Schwab (Charles) Corp.	1,177,788
9,658		Simon Property Group, Inc.	1,752,830
13,764		State Street Corp.	1,061,480
9,782		SunTrust Banks, Inc.	405,953
4,780		T. Rowe Price Group, Inc.	388,040
34,244		The Bank of New York Mellon Corp.	1,449,891
9,761		The Travelers Cos, Inc.	986,935
58,447		U.S. Bancorp	2,505,623
9,835		Unum Group	335,964
14,732		Ventas, Inc.	1,015,035
5,058		Vornado Realty Trust	523,452
150,956		Wells Fargo & Co.	8,317,676
17,112		Weyerhaeuser Co.	539,199
6,566	[3]	XL Group PLC	243,467
		TOTAL	96,053,672
		Health Care—14.1%
24,683		Amgen, Inc.	3,897,693
42,134		Abbott Laboratories	1,955,860
51,064		AbbVie, Inc.	3,301,798
12,331	[2]	Actavis PLC	3,487,947
14,014		Aetna, Inc.	1,497,676
3,743		Agilent Technologies, Inc.	154,848
4,913	[2]	Alexion Pharmaceuticals, Inc.	831,427
9,328		AmerisourceBergen Corp.	1,066,190
8,177		Anthem, Inc.	1,234,155
644		Bard (C.R.), Inc.	107,277
13,036		Baxter International, Inc.	896,095
6,285		Becton, Dickinson & Co.	885,368
7,659	[2]	Biogen, Inc.	2,863,930
39,332	[2]	Boston Scientific Corp.	700,896
53,741		Bristol-Myers Squibb Co.	3,424,914
7,824		CIGNA Corp.	975,183
Semi-Annual Shareholder Report

Shares			Value
		COMMON STOCKS—continued[1]
		Health Care—continued
10,711		Cardinal Health, Inc.	$903,366
25,197	[2]	Celgene Corp.	2,722,788
13,792	[2]	Cerner Corp.	990,403
5,906	[2]	DaVita HealthCare Partners, Inc.	478,977
10,208		Dentsply International, Inc.	520,608
5,448	[2]	Edwards Lifesciences Corp.	689,989
6,030	[2]	Endo International PLC	506,912
23,339	[2]	Express Scripts Holding Co.	2,016,490
50,680		Gilead Sciences, Inc.	5,093,847
8,653	[2]	HCA Holdings, Inc.	640,409
3,109	[2]	Henry Schein, Inc.	426,244
8,877	[2]	Hospira, Inc.	774,873
4,469		Humana, Inc.	740,066
1,173	[2]	Intuitive Surgical, Inc.	581,785
89,420		Johnson & Johnson	8,870,464
2,746	[2]	Laboratory Corp. of America Holdings	328,312
35,346		Lilly (Eli) & Co.	2,540,317
5,994	[2]	Mallinckrodt PLC	678,401
7,507		McKesson Corp.	1,677,064
44,930		Medtronic PLC	3,345,038
85,912		Merck & Co., Inc.	5,116,919
12,884	[2]	Mylan NV	930,998
3,446	[3]	PerkinElmer, Inc.	176,642
4,862		Perrigo Co. PLC	891,107
198,255		Pfizer, Inc.	6,726,792
3,849		Quest Diagnostics, Inc.	274,896
2,382	[2,3]	Regeneron Pharmaceuticals, Inc.	1,089,670
9,908		St. Jude Medical, Inc.	694,055
8,960		Stryker Corp.	826,470
12,744		Thermo Fisher Scientific, Inc.	1,601,666
30,089		UnitedHealth Group, Inc.	3,351,915
5,415		Universal Health Services, Inc., Class B	633,284
81	[2]	Varian Medical Systems, Inc.	7,197
5,554	[2]	Vertex Pharmaceuticals, Inc.	684,697
3,141	[2]	Waters Corp.	393,222
4,947		Zimmer Holdings, Inc.	543,378
15,758		Zoetis, Inc.	699,970
		TOTAL	86,450,488
Semi-Annual Shareholder Report

Shares			Value
		COMMON STOCKS—continued[1]
		Industrials—10.1%
22,142		3M Co.	$3,462,787
8,846		AMETEK, Inc.	463,707
3,005		Allegion PLC	183,756
22,678		American Airlines Group, Inc.	1,095,007
22,928		Boeing Co.	3,286,500
3,902		C.H. Robinson Worldwide, Inc.	251,250
30,853		CSX Corp.	1,113,485
23,137		Caterpillar, Inc.	2,010,143
2,416		Cintas Corp.	193,159
5,831		Cummins, Inc.	806,194
19,006		Danaher Corp.	1,556,211
11,559		Deere & Co.	1,046,321
32,703		Delta Air Lines, Inc.	1,459,862
1,060		Dover Corp.	80,263
10,830		Eaton Corp. PLC	744,346
23,024		Emerson Electric Co.	1,354,502
7,026		Equifax, Inc.	681,030
6,263		Expeditors International Washington, Inc.	287,033
10,112		Fastenal Co.	430,973
8,653		FedEx Corp.	1,467,289
5,354		Flowserve Corp.	313,370
4,601		Fluor Corp.	276,704
12,297		General Dynamics Corp.	1,688,624
322,606		General Electric Co.	8,736,171
24,520		Honeywell International, Inc.	2,474,558
8,209		Illinois Tool Works, Inc.	768,198
8,795		Ingersoll-Rand PLC	579,063
5,462	[2]	Jacobs Engineering Group, Inc.	234,101
4,636		Joy Global, Inc.	197,679
959		Kansas City Southern Industries, Inc.	98,288
4,985		L-3 Communications Holdings, Inc.	572,826
8,507		Lockheed Martin Corp.	1,587,406
13,465		Masco Corp.	356,688
11,484		Nielsen NV	516,091
7,169		Norfolk Southern Corp.	722,994
5,996		Northrop Grumman Corp.	923,624
12,314		PACCAR, Inc.	804,720
6,267		Pall Corp.	609,904
Semi-Annual Shareholder Report

Shares			Value
		COMMON STOCKS—continued[1]
		Industrials—continued
5,063		Parker-Hannifin Corp.	$604,320
6,557		Pentair PLC	407,518
9,015		Pitney Bowes, Inc.	201,666
3,119		Precision Castparts Corp.	644,666
7,176		Raytheon Co.	746,304
6,614		Republic Services, Inc.	268,727
3,384		Robert Half International, Inc.	187,643
4,862		Rockwell Automation, Inc.	576,633
4,880		Rockwell Collins	474,970
2,867		Roper Technologies, Inc.	482,143
1,353		Ryder Systems, Inc.	129,022
1,453		Snap-On, Inc.	217,296
28,071		Southwest Airlines Co.	1,138,560
8,140		Stanley Black & Decker, Inc.	803,418
605	[2]	Stericycle, Inc.	80,725
15,555		Textron, Inc.	684,109
4,841		The ADT Corp.	182,022
13,837		Tyco International PLC	544,901
28,175		Union Pacific Corp.	2,993,030
22,876		United Parcel Service, Inc.	2,299,724
3,387	[2]	United Rentals, Inc.	327,117
26,993		United Technologies Corp.	3,070,454
674		W. W. Grainger, Inc.	167,442
19,108		Waste Management, Inc.	946,419
7,514		Xylem, Inc.	278,168
		TOTAL	61,891,824
		Information Technology—19.1%
20,797		Accenture PLC	1,926,842
14,490	[2]	Adobe Systems, Inc.	1,102,109
5,700	[2]	Akamai Technologies, Inc.	420,546
2,217	[2]	Alliance Data Systems Corp.	659,136
10,577		Altera Corp.	440,849
9,057		Amphenol Corp., Class A	501,486
9,004		Analog Devices, Inc.	556,807
189,093		Apple, Inc.	23,664,989
36,934		Applied Materials, Inc.	730,924
6,296	[2]	Autodesk, Inc.	357,802
14,556		Automatic Data Processing, Inc.	1,230,564
Semi-Annual Shareholder Report

Shares			Value
		COMMON STOCKS—continued[1]
		Information Technology—continued
7,778		Avago Technologies Ltd.	$909,093
24,084		Broadcom Corp.	1,064,633
1,057		CA, Inc.	33,581
161,582		Cisco Systems, Inc.	4,658,409
5,230	[2]	Citrix Systems, Inc.	351,247
19,839	[2]	Cognizant Technology Solutions Corp.	1,161,375
8,962		Computer Sciences Corp.	577,601
53,582		Corning, Inc.	1,121,471
63,028		EMC Corp. Mass	1,696,084
36,331	[2]	eBay, Inc.	2,116,644
15,268	[2]	Electronic Arts, Inc.	886,918
1,559		Equinix, Inc.	398,995
6,914	[2]	Fiserv, Inc.	536,526
2,485	[2]	F5 Networks, Inc.	303,220
63,729	[2]	Facebook, Inc.	5,019,933
8,530		Fidelity National Information Services, Inc.	533,040
2,281	[2]	First Solar, Inc.	136,107
8,893	[2]	Google, Inc., Class A	4,880,212
8,934	[2]	Google, Inc., Class C	4,800,842
57,774		Hewlett-Packard Co.	1,904,809
149,928		Intel Corp.	4,880,156
29,845		International Business Machines Corp.	5,112,150
8,279		Intuit, Inc.	830,632
13,781		Juniper Networks, Inc.	364,232
451		KLA-Tencor Corp.	26,519
4,357		Lam Research Corp.	329,302
1,442		Linear Technology Corp.	66,520
27,970		Mastercard, Inc., Class A	2,523,174
5,280		Microchip Technology, Inc.	251,618
34,346	[2]	Micron Technology, Inc.	966,153
270,062		Microsoft Corp.	13,135,816
1,644		Motorola Solutions, Inc.	98,229
16,211		NVIDIA Corp.	359,803
11,611		NetApp, Inc.	420,899
104,132		Oracle Corp.	4,542,238
9,322		Paychex, Inc.	451,092
53,741		Qualcomm, Inc.	3,654,388
5,955	[2]	Red Hat, Inc.	448,173
Semi-Annual Shareholder Report

Shares			Value
		COMMON STOCKS—continued[1]
		Information Technology—continued
19,366	[2]	Salesforce.com, Inc.	$1,410,232
6,737		Sandisk Corp.	450,975
10,360		Seagate Technology	608,339
9,096		Skyworks Solutions, Inc.	839,106
9,531		Symantec Corp.	237,560
13,844		TE Connectivity Ltd.	921,318
11,592	[2]	Teradata Corporation	509,932
32,563		Texas Instruments, Inc.	1,765,240
3,749		Total System Services, Inc.	148,311
7,986	[2,3]	Verisign, Inc.	507,191
61,976	[3]	Visa, Inc., Class A Shares	4,093,515
6,426		Western Digital Corp.	628,077
13,639		Western Union Co.	276,599
56,610		Xerox Corp.	651,015
9,801		Xilinx, Inc.	424,971
21,324	[2]	Yahoo, Inc.	907,656
		TOTAL	117,523,925
		Materials—3.0%
5,793		Air Products & Chemicals, Inc.	830,890
2,069		Airgas, Inc.	209,548
34,615		Alcoa, Inc.	464,533
1,939		Allegheny Technologies, Inc.	65,907
8,604		Ball Corp.	631,620
513		CF Industries Holdings, Inc.	147,472
36,163		Dow Chemical Co.	1,844,313
28,718		Du Pont (E.I.) de Nemours & Co.	2,102,158
465		Eastman Chemical Co.	35,442
8,943		Ecolab, Inc.	1,001,437
19,624		Freeport-McMoRan, Inc.	456,650
2,088		International Flavors & Fragrances, Inc.	239,598
12,464		International Paper Co.	669,566
15,593		LyondellBasell Industries NV, Class A	1,614,187
1,554	[3]	Martin Marietta Materials	221,678
4,217		MeadWestvaco Corp.	205,790
15,611		Monsanto Co.	1,779,030
8,978		Mosaic Co./The	395,032
28,987		Newmont Mining Corp.	767,866
16,661		Nucor Corp.	814,056
Semi-Annual Shareholder Report

Shares			Value
		COMMON STOCKS—continued[1]
		Materials—continued
7,802	[2,3]	Owens-Illinois, Inc.	$186,546
4,624		PPG Industries, Inc.	1,024,493
9,746		Praxair, Inc.	1,188,330
366		Sealed Air Corp.	16,690
2,377		Sherwin-Williams Co.	660,806
5,977		Sigma-Aldrich Corp.	830,325
3,733		Vulcan Materials Co.	319,246
		TOTAL	18,723,209
		Telecommunication Services—2.2%
164,634		AT&T, Inc.	5,702,922
16,462		CenturyLink, Inc.	591,973
24,120		Frontier Communications Corp.	165,463
8,119	[2]	Level 3 Communications, Inc.	454,177
132,718		Verizon Communications	6,694,296
		TOTAL	13,608,831
		Utilities—2.8%
7,874		Ameren Corp.	322,362
14,660		American Electric Power Co., Inc.	833,714
7,144		CMS Energy Corp.	242,396
15,683		CenterPoint Energy, Inc.	328,872
14,264		Consolidated Edison Co.	877,949
4,937		DTE Energy Co.	393,133
14,717		Dominion Resources, Inc.	1,054,915
21,907		Duke Energy Corp.	1,699,326
9,531		Edison International	580,819
9,591		Entergy Corp.	740,233
4,313		EverSource Energy	210,302
18,653		Exelon Corp.	634,575
11,855		FirstEnergy Corp.	425,713
1,745		Integrys Energy Group, Inc.	127,559
22,869		NRG Energy, Inc.	577,214
17,030		NextEra Energy, Inc.	1,718,838
8,766		NiSource, Inc.	380,620
14,169		PG & E Corp.	749,823
19,625		PPL Corp.	667,839
19,050		Pepco Holdings, Inc.	494,919
8,178		Pinnacle West Capital Corp.	500,494
14,814		Public Service Enterprises Group, Inc.	615,374
Semi-Annual Shareholder Report

Shares			Value
		COMMON STOCKS—continued[1]
		Utilities—continued
6,888		Sempra Energy	$731,299
27,847		Southern Co.	1,233,622
4,512		TECO Energy, Inc.	85,502
6,036	[3]	Wisconsin Energy Corp.	296,488
14,504		Xcel Energy, Inc.	491,831
		TOTAL	17,015,731
		TOTAL COMMON STOCKS (IDENTIFIED COST $203,037,707)	592,293,938
		INVESTMENT COMPANIES—4.1%
4,894,319	[4,5,6]	Federated Money Market Management, Institutional Shares, 0.13%	4,894,319
20,001,074	[4,5]	Federated Prime Value Obligations Fund, Institutional Shares, 0.10%	20,001,074
		TOTAL INVESTMENT COMPANIES (AT NET ASSET VALUE)	24,895,393
		TOTAL INVESTMENTS—100.6% (IDENTIFIED COST $227,933,100)[7]	617,189,331
		OTHER ASSETS AND LIABILITIES - NET—(0.6)%[8]	(3,571,494)
		TOTAL NET ASSETS—100%	$613,617,837
At April 30, 2015, the Fund had the following outstanding futures contracts:1
Description	Number of Contracts	Notional Value	Expiration Date	Unrealized Appreciation
2S&P 500 E-Mini Index Long Futures	77	$8,003,765	June 2015	$17,829
2S&P 500 Index Long Futures	25	$12,993,125	June 2015	$3,119
UNREALIZED APPRECIATION ON FUTURES CONTRACTS				$20,948
Unrealized Appreciation on Futures Contracts is included in “Other Assets and
Liabilities—Net.”
1	The Fund purchases index futures contracts to efficiently manage cash flows resulting from shareholder purchases and redemptions, dividend and capital gain payments to shareholders and corporate actions while maintaining exposure to the S&P 500 Index and minimizing trading costs. The underlying face amount, at value, of open index futures contracts is $20,996,890 at April 30, 2015 which represents 3.4% of total net assets. Taking into consideration these open index futures contracts, the Fund's effective total exposure to the S&P 500 Index is 100.8%.
2	Non-income-producing security.
3	All or a portion of these securities are temporarily on loan to unaffiliated broker/dealers.
4	Affiliated holding.
5	7-day net yield.
6	All or a portion of this security is held as collateral for securities lending.
7	Also represents cost for federal tax purposes.
8	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of total net assets at April 30, 2015.
Semi-Annual Shareholder Report

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
As of April 30, 2015, all investments of the Fund utilized Level 1 inputs in valuing the Fund's assets carried at fair value.
The following acronym is used throughout this portfolio:
REIT	—Real Estate Investment Trust
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Financial Highlights–Class C Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 4/30/2015	Year Ended October 31,
		2014	2013	2012	2011	2010
Net Asset Value, Beginning of Period	$17.27	$16.34	$14.17	$12.83	$12.69	$11.65
Income From Investment Operations:
Net investment income	0.06	0.09	0.11[1]	0.09	0.08[1]	0.07[1]
Net realized and unrealized gain on investments and futures contracts	0.55	2.29	3.29	1.60	0.77	1.64
TOTAL FROM INVESTMENT OPERATIONS	0.61	2.38	3.40	1.69	0.85	1.71
Less Distributions:
Distributions from net investment income	(0.06)	(0.09)	(0.11)	(0.09)	(0.08)	(0.08)
Distributions from net realized gain on investments and futures contracts	(1.72)	(1.36)	(1.12)	(0.26)	(0.63)	(0.59)
TOTAL DISTRIBUTIONS	(1.78)	(1.45)	(1.23)	(0.35)	(0.71)	(0.67)
Net Asset Value, End of Period	$16.10	$17.27	$16.34	$14.17	$12.83	$12.69
Total Return[2]	3.62%	15.74%	26.19%	13.43%	6.87%	15.11%
Ratios to Average Net Assets:
Net expenses	1.42%[3]	1.42%	1.43%	1.43%	1.43%	1.43%
Net investment income	0.57%[3]	0.56%	0.73%	0.72%	0.59%	0.58%
Expense waiver/reimbursement[4]	0.04%[3]	0.04%	0.04%	0.07%	0.06%	0.07%
Supplemental Data:
Net assets, end of period (000 omitted)	$41,449	$38,684	$37,078	$30,445	$29,402	$31,722
Portfolio turnover	16%	28%	26%	38%	53%	34%
1	Per share numbers have been calculated using the average shares method.
2	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.
3	Computed on an annualized basis.
4	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Financial Highlights–Class R Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 4/30/2015	Year Ended October 31,
		2014	2013	2012	2011	2010
Net Asset Value, Beginning of Period	$17.39	$16.45	$14.26	$12.90	$12.76	$11.71
Income From Investment Operations:
Net investment income	0.08	0.13	0.16[1]	0.15	0.12[1]	0.11[1]
Net realized and unrealized gain on investments and futures contracts	0.56	2.31	3.31	1.61	0.77	1.65
TOTAL FROM INVESTMENT OPERATIONS	0.64	2.44	3.47	1.76	0.89	1.76
Less Distributions:
Distributions from net investment income	(0.08)	(0.14)	(0.16)	(0.14)	(0.12)	(0.12)
Distributions from net realized gain on investments and futures contracts	(1.72)	(1.36)	(1.12)	(0.26)	(0.63)	(0.59)
TOTAL DISTRIBUTIONS	(1.80)	(1.50)	(1.28)	(0.40)	(0.75)	(0.71)
Net Asset Value, End of Period	$16.23	$17.39	$16.45	$14.26	$12.90	$12.76
Total Return[2]	3.81%	16.05%	26.59%	13.89%	7.18%	15.51%
Ratios to Average Net Assets:
Net expenses	1.10%[3]	1.10%	1.07%	1.10%	1.10%	1.10%
Net investment income	0.90%[3]	0.87%	1.09%	1.03%	0.91%	0.91%
Expense waiver/reimbursement[4]	0.04%[3]	0.04%	0.04%	0.07%	0.06%	0.06%
Supplemental Data:
Net assets, end of period (000 omitted)	$46,810	$43,501	$47,403	$40,047	$32,474	$30,980
Portfolio turnover	16%	28%	26%	38%	53%	34%
1	Per share numbers have been calculated using the average shares method.
2	Based on net asset value. Total returns for periods of less than one year are not annualized.
3	Computed on an annualized basis.
4	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Financial Highlights–Institutional Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 4/30/2015	Year Ended October 31,
		2014	2013	2012	2011	2010
Net Asset Value, Beginning of Period	$17.50	$16.54	$14.33	$12.96	$12.82	$11.76
Income From Investment Operations:
Net investment income	0.12	0.27	0.27[1]	0.25	0.22[1]	0.20[1]
Net realized and unrealized gain on investments and futures contracts	0.59	2.31	3.33	1.62	0.77	1.66
TOTAL FROM INVESTMENT OPERATIONS	0.71	2.58	3.60	1.87	0.99	1.86
Less Distributions:
Distributions from net investment income	(0.14)	(0.26)	(0.27)	(0.24)	(0.22)	(0.21)
Distributions from net realized gain on investments and futures contracts	(1.72)	(1.36)	(1.12)	(0.26)	(0.63)	(0.59)
TOTAL DISTRIBUTIONS	(1.86)	(1.62)	(1.39)	(0.50)	(0.85)	(0.80)
Net Asset Value, End of Period	$16.35	$17.50	$16.54	$14.33	$12.96	$12.82
Total Return[2]	4.22%	16.94%	27.51%	14.74%	7.96%	16.38%
Ratios to Average Net Assets:
Net expenses	0.35%[3]	0.35%	0.35%	0.35%	0.35%	0.35%
Net investment income	1.64%[3]	1.62%	1.80%	1.80%	1.67%	1.65%
Expense waiver/reimbursement[4]	0.07%[3]	0.07%	0.08%	0.08%	0.09%	0.09%
Supplemental Data:
Net assets, end of period (000 omitted)	$273,853	$266,292	$252,517	$198,656	$187,164	$208,399
Portfolio turnover	16%	28%	26%	38%	53%	34%
1	Per share numbers have been calculated using the average shares method.
2	Based on net asset value. Total returns for periods of less than one year are not annualized.
3	Computed on an annualized basis.
4	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Financial Highlights–Service Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 4/30/2015	Year Ended October 31,
		2014	2013	2012	2011	2010
Net Asset Value, Beginning of Period	$17.40	$16.45	$14.26	$12.90	$12.77	$11.71
Income From Investment Operations:
Net investment income	0.11	0.22	0.23[1]	0.20	0.18[1]	0.16[1]
Net realized and unrealized gain on investments and futures contracts	0.57	2.30	3.30	1.62	0.76	1.66
TOTAL FROM INVESTMENT OPERATIONS	0.68	2.52	3.53	1.82	0.94	1.82
Less Distributions:
Distributions from net investment income	(0.12)	(0.21)	(0.22)	(0.20)	(0.18)	(0.17)
Distributions from net realized gain on investments and futures contracts	(1.72)	(1.36)	(1.12)	(0.26)	(0.63)	(0.59)
TOTAL DISTRIBUTIONS	(1.84)	(1.57)	(1.34)	(0.46)	(0.81)	(0.76)
Net Asset Value, End of Period	$16.24	$17.40	$16.45	$14.26	$12.90	$12.77
Total Return[2]	4.03%	16.62%	27.11%	14.38%	7.59%	16.10%
Ratios to Average Net Assets:
Net expenses	0.65%[3]	0.65%	0.65%	0.65%	0.65%	0.65%
Net investment income	1.35%[3]	1.32%	1.53%	1.50%	1.35%	1.36%
Expense waiver/reimbursement[4]	0.35%[3]	0.35%	0.36%	0.39%	0.38%	0.38%
Supplemental Data:
Net assets, end of period (000 omitted)	$251,505	$270,634	$251,893	$259,304	$287,432	$231,807
Portfolio turnover	16%	28%	26%	38%	53%	34%
1	Per share numbers have been calculated using the average shares method.
2	Based on net asset value. Total returns for periods of less than one year are not annualized.
3	Computed on an annualized basis.
4	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Statement of Assets and Liabilities
April 30, 2015 (unaudited)
Assets:
Total investment in securities, at value including $4,776,949 of securities loaned and $24,895,393 of investment in affiliated holdings (Note 5) (identified cost $227,933,100)		$617,189,331
Restricted cash (Note 2)		691,910
Income receivable		564,574
Receivable for investments sold		125,911
Receivable for shares sold		635,222
Receivable for daily variation margin		21,270
TOTAL ASSETS		619,228,218
Liabilities:
Payable for investments purchased	$78,485
Payable for shares redeemed	405,087
Payable for collateral due to broker for securities lending	4,894,319
Bank overdraft	355
Payable for transfer agent fee	86,081
Payable for distribution services fee (Note 5)	55,138
Payable for other service fees (Notes 2 and 5)	72,550
Accrued expenses (Note 5)	18,366
TOTAL LIABILITIES		5,610,381
Net assets for 37,697,687 shares outstanding		$613,617,837
Net Assets Consist of:
Paid-in capital		$203,027,099
Net unrealized appreciation of investments and futures contracts		389,277,179
Accumulated net realized gain on investments and futures contracts		21,112,677
Undistributed net investment income		200,882
TOTAL NET ASSETS		$613,617,837
Semi-Annual Shareholder Report

Statement of Assets and Liabilities–continued
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Class C Shares:
Net asset value per share ($41,449,416 ÷ 2,574,527 shares outstanding), no par value, unlimited shares authorized	$16.10
Offering price per share	$16.10
Redemption proceeds per share (99.00/100.00 of $16.10)	$15.94
Class R Shares:
Net asset value per share ($46,810,396 ÷ 2,883,639 shares outstanding), no par value, unlimited shares authorized	$16.23
Institutional Shares:
Net asset value per share ($273,853,176 ÷ 16,753,088 shares outstanding), no par value, unlimited shares authorized	$16.35
Service Shares:
Net asset value per share ($251,504,849 ÷ 15,486,433 shares outstanding), no par value, unlimited shares authorized	$16.24
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Statement of Operations
Six Months Ended April 30, 2015 (unaudited)
Investment Income:
Dividends (including $13,748 received from affiliated holdings (Note 5) and net of foreign taxes withheld of $343)			$6,110,543
Interest (including income on securities loaned of $1,923)			9,214
TOTAL INCOME			6,119,757
Expenses:
Management fee (Note 5)		$917,977
Custodian fees		31,216
Transfer agent fee (Note 2)		278,922
Directors'/Trustees' fees (Note 5)		4,579
Auditing fees		11,802
Legal fees		33,224
Portfolio accounting fees		68,088
Distribution services fee (Note 5)		645,089
Other service fees (Notes 2 and 5)		370,503
Share registration costs		28,789
Printing and postage		16,283
Miscellaneous (Note 5)		8,350
TOTAL EXPENSES		2,414,822
Waivers and Reimbursements:
Waiver/reimbursement of management fee (Note 5)	$(120,013)
Waiver/reimbursement of other operating expenses (Notes 2 and 5)	(448,187)
TOTAL WAIVERS AND REIMBURSEMENTS		(568,200)
Net expenses			1,846,622
Net investment income			4,273,135
Realized and Unrealized Gain (Loss) on Investments and Futures Contracts:
Net realized gain on investments			30,740,490
Net realized gain on futures contracts			1,371,228
Net change in unrealized appreciation of investments			(11,015,582)
Net change in unrealized appreciation of futures contracts			(479,296)
Net realized and unrealized gain on investments and futures contracts			20,616,840
Change in net assets resulting from operations			$24,889,975
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Statement of Changes in Net Assets
	Six Months Ended (unaudited) 4/30/2015	Year Ended 10/31/2014
Increase (Decrease) in Net Assets
Operations:
Net investment income	$4,273,135	$8,180,729
Net realized gain on investments and futures contracts	32,111,718	62,476,921
Net change in unrealized appreciation/depreciation of investments and futures contracts	(11,494,878)	21,824,152
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	24,889,975	92,481,802
Distributions to Shareholders:
Distributions from net investment income
Class C Shares	(137,119)	(211,575)
Class R Shares	(228,349)	(387,732)
Institutional Shares	(2,352,876)	(4,095,186)
Service Shares	(1,858,888)	(3,437,969)
Distributions from net realized gain on investments and futures contracts
Class C Shares	(3,821,555)	(3,085,972)
Class R Shares	(4,346,398)	(3,805,896)
Institutional Shares	(26,937,381)	(20,591,089)
Service Shares	(25,795,741)	(20,459,946)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(65,478,307)	(56,075,365)
Share Transactions:
Proceeds from sale of shares	79,143,815	119,761,091
Net asset value of shares issued to shareholders in payment of distributions declared	60,706,555	52,794,551
Cost of shares redeemed	(104,755,815)	(178,741,754)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	35,094,555	(6,186,112)
Change in net assets	(5,493,777)	30,220,325
Net Assets:
Beginning of period	619,111,614	588,891,289
End of period (including undistributed net investment income of $200,882 and $504,979, respectively)	$613,617,837	$619,111,614
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Notes to Financial Statements
April 30, 2015 (unaudited)
1. ORGANIZATION
Federated Index Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of two portfolios. The financial statements included herein are only those of Federated Max-Cap Index Fund (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers four classes of shares: Class C Shares, Class R Shares, Institutional Shares and Service Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is to provide investment results that generally correspond to the aggregate price and dividend performance of publicly traded common stocks comprising the Standard & Poor's 500 Index (“S&P 500”).
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■	Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Board of Trustees (the “Trustees”).
■	Fixed-income securities and repurchase agreements acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium), unless the issuer's creditworthiness is impaired or other factors indicate that amortized cost is not an accurate estimate of the investment's fair value, in which case it would be valued in the same manner as a longer-term security.
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
Semi-Annual Shareholder Report

If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, or if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share.
Fair Valuation and Significant Events Procedures
The Trustees have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Trustees have appointed a valuation committee (“Valuation Committee”) comprised of officers of the Fund, Federated Equity Management Company of Pennsylvania (“Manager”) and certain of the Manager's affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Manager based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
Semi-Annual Shareholder Report

The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Manager determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■	With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■	Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.
The Trustees have adopted procedures whereby the Valuation Committee uses a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Manager determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Trustees. The Trustees have ultimate responsibility for any fair valuations made in response to a significant event.
Repurchase Agreements
The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.
The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.
Semi-Annual Shareholder Report

The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund's Manager and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.
Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Foreign dividends are recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date. Distributions of net investment income are declared and paid quarterly. Non-cash dividends included in dividend income, if any, are recorded at fair value. Investment income, realized and unrealized gains and losses and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that Class C Shares, Class R Shares, Institutional Shares and Service Shares may bear distribution services fees, other service fees and transfer agent fees unique to those classes. For the six months ended April 30, 2015, transfer agent fees for the Fund were as follows:
	Transfer Agent Fees Incurred	Transfer Agent Fees Reimbursed
Class C Shares	$18,340	$—
Class R Shares	60,460	—
Institutional Shares	84,045	(46,264)
Service Shares	116,077	(79,959)
TOTAL	$278,922	$(126,223)
Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.
Other Service Fees
The Fund may pay other service fees up to 0.25% of the average daily net assets of the Fund's Class C Shares, Institutional Shares and Service Shares to unaffiliated financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for other service fees. For the six months ended April 30, 2015, other service fees for the Fund were as follows:
Other Service Fees Incurred
Class C Shares	$48,539
Service Shares	321,964
TOTAL	$370,503
Semi-Annual Shareholder Report

For the six months ended April 30, 2015, the Fund's Institutional Shares did not incur other service fees.
Premium and Discount Amortization
All premiums and discounts on fixed-income securities are amortized/accreted using the effective-interest-rate method.
Federal Taxes
It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the six months ended April 30, 2015, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of April 30, 2015, tax years 2011 through 2014 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
The Fund may be subject to taxes imposed by governments of countries in which it invests. Such taxes are generally based on either income or gains earned or repatriated. The Fund accrues and applies such taxes to net investment income, net realized gains and net unrealized gains as income and/or gains are earned.
When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Futures Contracts
The Fund purchases stock index futures contracts to manage cash flows, maintain exposure to the S&P 500 Index and to potentially reduce transaction costs. Upon entering into a stock index futures contract with a broker, the Fund is required to deposit in a segregated account a specified amount of cash or U.S. government securities which is shown as Restricted Cash in the Statement of Assets and Liabilities. Futures contracts are valued daily and unrealized gains or losses are recorded in a “variation margin” account. Daily, the Fund receives from or pays to the broker a specified amount of cash based upon changes in the variation margin account. When a contract is closed, the Fund recognizes a realized gain or loss. Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with the changes in the value of the underlying securities. There is minimal counterparty risk to the Fund since futures are exchange traded and the exchange's clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.
Futures contracts outstanding at period end are listed after the Fund's Portfolio of Investments.
The average notional value of long futures contracts held by the Fund throughout the period was $22,525,056. This is based on amounts held as of each month-end throughout the six-month fiscal period.
Semi-Annual Shareholder Report

Foreign Currency Translation
The accounting records of the Fund are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies (FCs) are translated into U.S. dollars based on the rates of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.
Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of FCs, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund's books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal year end, resulting from changes in the exchange rate.
Securities Lending
The Fund participates in a securities lending program providing for the lending of equity securities to qualified brokers. The Fund normally receives cash collateral for securities loaned that is invested in an affiliated money market fund or in short-term securities including repurchase agreements. Collateral is maintained at a minimum level of 100% of the market value of investments loaned, plus interest, if applicable. Earnings on collateral are allocated between the borrower of the security, the securities lending agent, as a fee for its services under the program and the Fund, according to agreed-upon rates.
Securities lending transactions are subject to Master Netting Agreements. Amounts presented on the Portfolio of Investments and Statement of Assets and Liabilities are not net settlement amounts but gross. As indicated below, the cash collateral received by the Fund exceeds the market value of the securities loaned reducing the net settlement amount to zero. The chart below identifies the amount of collateral received as well as the market value of securities on loan. Additionally, the securities lending agreement executed by the Fund includes an indemnification clause. This clause stipulates that the borrower will reimburse the Fund for any losses as a result of any failure of the borrower to return equivalent securities to the Fund.
Semi-Annual Shareholder Report

As of April 30, 2015, securities subject to this type of arrangement and related collateral were as follows:
Market Value of Securities Loaned	Market Value of Collateral
$4,776,949	$4,894,319
Additional Disclosure Related to Derivative Instruments
Fair Value of Derivative Instruments
Asset
	Statement of Assets and Liabilities Location	Fair Value
Derivatives not accounted for as hedging instruments under ASC Topic 815
Equity contracts	Receivable for daily variation margin	$20,948*
*	Includes cumulative appreciation of futures contracts as reported in the footnotes to the Portfolio of Investments. Only the current day's variation margin is reported within the Statement of Assets and Liabilities.
The Effect of Derivative Instruments on the Statement of Operations for the Six Months Ended April 30, 2015
Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Futures
Equity contracts	$1,371,228

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Futures
Equity contracts	$(479,296)
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated. The Fund applies Investment Company accounting and reporting guidance.
Semi-Annual Shareholder Report

3. SHARES OF BENEFICIAL INTEREST
The following tables summarize share activity:
	Six Months Ended 4/30/2015		Year Ended 10/31/2014
Class C Shares:	Shares	Amount	Shares	Amount
Shares sold	423,802	$6,830,765	383,580	$6,229,713
Shares issued to shareholders in payment of distributions declared	225,558	3,613,366	197,051	3,019,287
Shares redeemed	(315,253)	(5,109,462)	(609,372)	(9,830,098)
NET CHANGE RESULTING FROM CLASS C SHARE TRANSACTIONS	334,107	$5,334,669	(28,741)	$(581,098)

	Six Months Ended 4/30/2015		Year Ended 10/31/2014
Class R Shares:	Shares	Amount	Shares	Amount
Shares sold	502,260	$8,223,403	740,750	$12,133,717
Shares issued to shareholders in payment of distributions declared	271,137	4,381,277	265,416	4,104,554
Shares redeemed	(390,918)	(6,403,927)	(1,386,961)	(22,547,791)
NET CHANGE RESULTING FROM CLASS R SHARE TRANSACTIONS	382,479	$6,200,753	(380,795)	$(6,309,520)

	Six Months Ended 4/30/2015		Year Ended 10/31/2014
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	2,644,549	$43,677,010	3,106,592	$51,496,079
Shares issued to shareholders in payment of distributions declared	1,597,851	26,007,251	1,426,665	22,306,927
Shares redeemed	(2,705,621)	(44,172,409)	(4,586,471)	(75,852,704)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	1,536,779	$25,511,852	(53,214)	$(2,049,698)

	Six Months Ended 4/30/2015		Year Ended 10/31/2014
Service Shares:	Shares	Amount	Shares	Amount
Shares sold	1,253,529	$20,412,637	3,065,327	$49,901,582
Shares issued to shareholders in payment of distributions declared	1,651,731	26,704,661	1,505,510	23,363,783
Shares redeemed	(2,973,441)	(49,070,017)	(4,327,458)	(70,511,161)
NET CHANGE RESULTING FROM SERVICE SHARE TRANSACTIONS	(68,181)	$(1,952,719)	243,379	$2,754,204
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	2,185,184	$35,094,555	(219,371)	$(6,186,112)
Semi-Annual Shareholder Report

4. FEDERAL TAX INFORMATION
At April 30, 2015, the cost of investments for federal tax purposes was $227,933,100. The net unrealized appreciation of investments for federal tax purposes excluding any unrealized appreciation resulting from futures contracts was $389,256,231. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $390,033,159 and net unrealized depreciation from investments for those securities having an excess of cost over value of $776,928.
5. INVESTMENT MANAGER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Management Fee
The management agreement between the Fund and the Manager provides for an annual fee equal to 0.30% of the Fund's average daily net assets. Subject to the terms described in the Expense Limitation note, the Manager may voluntarily choose to waive any portion of its fee. For the six months ended April 30, 2015, the Manager voluntarily waived $105,080 of its fee. In addition, an affiliate of the Manager reimbursed $126,223 of transfer agent fees.
Distribution Services Fee
The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Class C Shares, Class R Shares and Service Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at the following percentages of average daily net assets annually, to compensate FSC:
Share Class Name	Percentage of Average Daily Net Assets of Class
Class C Shares	0.75%
Class R Shares	0.50%
Service Shares	0.30%
Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. For the six months ended April 30, 2015, distribution services fees for the Fund were as follows:
	Distribution Services Fees Incurred	Distribution Services Fees Waived
Class C Shares	$145,904	$—
Class R Shares	112,828	—
Service Shares	386,357	(321,964)
TOTAL	$645,089	$(321,964)
When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the six months ended April 30, 2015, FSC retained $119,067 of fees paid by the Fund.
Semi-Annual Shareholder Report

Sales Charges
Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. For the six months ended April 30, 2015, FSC retained $2,437 of CDSC relating to redemptions of Class C Shares.
Other Service Fees
For the six months ended April 30, 2015, FSSC received $1,785 of the other service fees disclosed in Note 2.
Expense Limitation
The Manager and certain of its affiliates (which may include FSC and FSSC) on their own initiative have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Total annual fund operating expenses (as shown in the financial highlights, excluding expenses allocated from affiliated partnerships, extraordinary expenses and proxy-related expenses paid by the Fund, if any) paid by the Fund's Class C Shares, Class R Shares, Institutional Shares and Service Shares (after the voluntary waivers and/or reimbursements) will not exceed 1.43%, 1.10%, 0.35% and 0.65% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) January 1, 2016; or (b) the date of the Fund's next effective Prospectus. While the Manager and its applicable affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.
General
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Directors'/Trustees' fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Manager which in due course are reimbursed by the Fund. Such expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
Semi-Annual Shareholder Report

Transactions Involving Affiliated Holdings
Affiliated holdings are investment companies which are managed by the Manager or an affiliate of the Manager. The Manager has agreed to reimburse the Fund for certain management fees as a result of transactions in other affiliated investment companies. For the six months ended April 30, 2015, the Manager reimbursed $14,933. Transactions involving the affiliated holdings during the six months ended April 30, 2015, were as follows:
	Federated Money Market Management, Institutional Shares	Federated Prime Value Obligations Fund, Institutional Shares	Total of Affiliated Transactions
Balance of Shares Held 10/31/2014	30,154,438	22,398,731	52,553,169
Purchases/Additions	72,093,119	59,415,875	131,508,994
Sales/Reductions	(97,353,238)	(61,813,532)	(159,166,770)
Balance of Shares Held 4/30/2015	4,894,319	20,001,074	24,895,393
Value	$4,894,319	$20,001,074	$24,895,393
Dividend Income	$6,457	$7,291	$13,748
6. Investment TRANSACTIONS
Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the six months ended April 30, 2015, were as follows:
Purchases	$96,202,213
Sales	$115,756,726
7. LINE OF CREDIT
The Fund participates in a $100,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate offered to the Fund by PNC Bank at the time of the borrowing. As of April 30, 2015, there were no outstanding loans. During the six months ended April 30, 2015, the Fund did not utilize the LOC.
8. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of April 30, 2015, there were no outstanding loans. During the six months ended April 30, 2015, the program was not utilized.
Semi-Annual Shareholder Report

Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase or redemption payments; and (2) ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or other service fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from November 1, 2014 to April 30, 2015.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Semi-Annual Shareholder Report

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase or redemption payments. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.
	Beginning Account Value 11/1/2014	Ending Account Value 4/30/2015	Expenses Paid During Period[1]
Actual:
Class C Shares	$1,000	$1,036.20	$7.17
Class R Shares	$1,000	$1,038.10	$5.56
Institutional Shares	$1,000	$1,042.20	$1.77
Service Shares	$1,000	$1,040.30	$3.29
Hypothetical (assuming a 5% return before expenses):
Class C Shares	$1,000	$1,017.75	$7.10
Class R Shares	$1,000	$1,019.34	$5.51
Institutional Shares	$1,000	$1,023.06	$1.76
Service Shares	$1,000	$1,021.57	$3.26
1	Expenses are equal to the Fund's annualized net expense ratios, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half-year period). The annualized net expense ratios are as follows:

Class C Shares	1.42%
Class R Shares	1.10%
Institutional Shares	0.35%
Service Shares	0.65%
Semi-Annual Shareholder Report

Evaluation and Approval of Advisory Contract–May 2014
federated max-cap index fund (the “Fund”)
Following a review and recommendation of approval by the Fund's independent trustees, the Fund's Board reviewed and approved at its May 2014 meetings the Fund's investment advisory contract for an additional one-year term. The Board's decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements.
In this connection, the Federated Funds' Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below (the “Evaluation”). The Board considered that Evaluation, along with other information, in deciding to approve the advisory contract.
The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees, which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser to a fund and its shareholders, including the performance and expenses of the fund and of comparable funds; the Adviser's cost of providing the services, including the profitability to the Adviser of providing advisory services to a fund; the extent to which the Adviser may realize “economies of scale” as a fund grows larger and, if such economies exist, whether they have been shared with a fund and its shareholders or the family of funds; any “fall-out financial benefits” that accrue to the Adviser because of its relationship with a fund (including research services received from brokers that execute fund trades and any fees paid to affiliates of the Adviser for services rendered to a fund); comparative fee structures, including a comparison of fees paid to the Adviser with those paid by similar funds; and the extent of care, conscientiousness and independence with which the Board members perform their duties and their expertise, including whether they are fully informed about all facts the Board deems relevant to its consideration of the Adviser's services and fees. The Board noted that SEC disclosure requirements regarding the basis for the Board's approval of the Fund's advisory contract generally track the factors listed above. Consistent with these judicial decisions and SEC disclosure requirements, the Board also considered management fees charged to
Semi-Annual Shareholder Report

institutional and other clients of the Adviser for what might be viewed as like services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.
The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel. Throughout the year, and in connection with its May meetings, the Board requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's Evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional substantial information in connection with the May meeting at which the Board's formal review of the advisory contract occurred. At this May meeting, senior management of the Adviser also met with the independent trustees and their counsel to discuss the materials presented and any other matters thought relevant by the Adviser or the trustees. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the advisory contract included review of the Senior Officer's Evaluation, accompanying data and additional information covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders; the entrepreneurial risk assumed by the Adviser in sponsoring the funds; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in
Semi-Annual Shareholder Report

the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.
While mindful that courts have cautioned against giving such comparisons too much weight, the Board has found the use of comparisons of the Fund's fees and expenses to other mutual funds with comparable investment programs to be relevant. In this regard, the Board was presented with, and considered, information regarding the contractual advisory fee rates, net advisory fee rates and total expense ratios relative to a fund's peers. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because it is believed that they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a relevant indicator of what consumers have found to be reasonable in the precise marketplace in which the Fund competes.
The Board reviewed the contractual advisory fee rate, net advisory fee rate where partially waived and other expenses of the Fund and noted the position of the Fund's fee rates relative to its peers. In this regard, the Board noted that the contractual advisory fee rate was above the median of the relevant peer group, but the Board noted the applicable waivers and reimbursements and that the overall expense structure of the Fund remained competitive. The Board will continue to monitor advisory fees and other expenses borne by the Fund in the context of the other factors considered relevant by the Board.
By contrast, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts and sub-adviser services). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes and portfolio management techniques made necessary by different cash flows and different associated costs; and the time spent by portfolio managers and their teams, funds financial services, legal, compliance and risk management in reviewing securities pricing, addressing different administrative responsibilities, addressing different degrees of risk associated with management and a variety of different costs. The Senior Officer did not consider these fee schedules to be determinative in judging the appropriateness of mutual fund advisory fees.
Semi-Annual Shareholder Report

The Fund's ability to deliver competitive performance when compared to its peer group was also deemed to be relevant by the Board as a useful indicator of how the Adviser is executing the Fund's investment program, which in turn was one of the Board's considerations in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract.
The Senior Officer reviewed information compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups may be helpful, though not conclusive, in judging the reasonableness of proposed fees. The Board considered, in evaluating such comparisons, that in some cases individual funds may exhibit significant and unique differences in their objectives and management techniques when compared to other funds within an industry peer group.
For the one-year, three-year and five-year periods covered by the Evaluation, the Fund's performance was above the median of the relevant peer group.
The Board also received financial information about Federated, including information regarding the compensation and benefits Federated derived from its relationships with the Federated funds. This information covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The information also detailed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate. Moreover, the Board receives regular reporting as to the institution, adjustment or elimination of these voluntary waivers. In addition, following discussions regarding the Senior Officer's May 2013 recommendations, Federated made meaningful reductions to gross advisory fees for several funds. At the Board meeting in May 2014, the Senior Officer proposed, and the Board approved, reductions in the contractual advisory fees of certain other funds.
Federated furnished information, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, while these cost allocation reports apply consistent allocation processes, the inherent difficulties in allocating costs continues to cause the Senior Officer to question the precision of the process and to conclude that such reports may be unreliable, since a single
Semi-Annual Shareholder Report

change in an allocation estimate may dramatically alter the resulting estimate of cost and/or profitability of a fund and may produce unintended consequences. The allocation information, including the Senior Officer's view that fund-by-fund estimations may be unreliable, was considered in the analysis by the Board.
The Board and the Senior Officer also reviewed information compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer concluded that Federated's profit margins did not appear to be excessive.
The Senior Officer's Evaluation also discussed the notion of possible realization of “economies of scale” as a fund grows larger. The Board considered in this regard that the Adviser has made significant and long-term investments in areas that support all of the Federated family of funds, such as personnel and processes for the portfolio management, shareholder services, compliance, internal audit, and risk management functions; and systems technology; and that the benefits of these efforts (as well as any economies, should they exist) were likely to be enjoyed by the fund family as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer's Evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as the fund attains a certain size.
The Senior Officer noted that, subject to the comments and recommendations made within his Evaluation, his observations and the information accompanying the Evaluation supported a finding by the Board that the management fees for each of the funds were reasonable. Under these circumstances, no changes were recommended to, and no objection was raised to, the continuation of the Fund's advisory contract.
In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund. The Board concluded that, in light of the factors discussed above, including the nature, quality and scope of the services provided to the Fund by the Adviser and its affiliates, continuation of the advisory contract was appropriate.
Semi-Annual Shareholder Report

The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.
Semi-Annual Shareholder Report

Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available via the Proxy Voting Record (Form N-PX) link associated with the Fund and share class name at www.FederatedInvestors.com/FundInformation. Form N-PX filings are also available at the SEC's website at www.sec.gov.
Quarterly Portfolio Schedule
The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information via the link to the Fund and share class name at www.FederatedInvestors.com/FundInformation.
Semi-Annual Shareholder Report

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.
This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.
IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY
In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “householding”), as permitted by applicable rules. The Fund's “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.
Semi-Annual Shareholder Report

Federated Max-Cap Index Fund
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 31420E502
CUSIP 31420E809
CUSIP 31420E106
CUSIP 31420E403
2052905 (6/15)
Federated is a registered trademark of Federated Investors, Inc.
2015 ©Federated Investors, Inc.

Item 2. Code of Ethics

Not Applicable

Item 3. Audit Committee Financial Expert

Not Applicable

Item 4. Principal Accountant Fees and Services

Not Applicable

Item 5. Audit Committee of Listed Registrants

Not Applicable

Item 6. Schedule of Investments

(a) The registrant’s Schedule of Investments is included as part of the Report to Stockholders filed under Item 1 of this form.

(b) Not Applicable; Fund had no divestments during the reporting period covered since the previous Form N-CSR filing.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not Applicable

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not Applicable

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not Applicable

Item 10. Submission of Matters to a Vote of Security Holders

No Changes to Report

Item 11. Controls and Procedures

(a) The registrant’s President and Treasurer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-CSR.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a)(1) Code of Ethics- Not Applicable to this Report.

(a)(2) Certifications of Principal Executive Officer and Principal Financial Officer.

(a)(3) Not Applicable.

(b) Certifications pursuant to 18 U.S.C. Section 1350.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant Federated Index Trust

By /S/ Lori A. Hensler

Lori A. Hensler

Principal Financial Officer

Date June 23, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /S/ J. Christopher Donahue

J. Christopher Donahue

Principal Executive Officer

Date June 23, 2015

By /S/ Lori A. Hensler

Lori A. Hensler

Principal Financial Officer

Date June 23, 2015